As filed on December 26, 2007

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

Advanced Series Trust

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

Approximate Date of Proposed Public Offering:  As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON January 25th, 2008 PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Title of the securities being registered:  Shares of the AST Small-Cap Growth Portfolio, AST T. Rowe Price Large-Cap Growth Portfolio, AST Large-Cap Value Portfolio, AST Marsico Capital Growth Portfolio of Advanced Series Trust.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Prudential Series Fund
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102
Telephone 800-752-6342

January 25, 2008

Dear Contract Owner,

As a contract owner who beneficially owns shares of any one or more of the following Portfolios of The Prudential Series Fund (the “Fund”):

•                  SP Small Cap Growth Portfolio

•                  SP T. Rowe Price Large Cap Growth Portfolio

•                  SP Large Cap Value Portfolio

•                  SP AIM Core Equity Portfolio;

you are cordially invited to Special Meetings of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the Portfolios listed above (each, an “SP Portfolio” and collectively, the “SP Portfolios”) to be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on March 5, 2008, at the times indicated below:

SP Portfolio	Meeting Time

SP Small Cap Growth Portfolio	10:00 a.m. Eastern time

SP T. Rowe Price Large Cap Growth Portfolio	10:30 a.m. Eastern time

SP Large Cap Value Portfolio	11:00 a.m. Eastern time

SP AIM Core Equity Portfolio	11:30 a.m. Eastern time

The Meetings are very important to the future of the SP Portfolios. At each Meeting, the shareholders of the relevant SP Portfolio will be separately asked to approve or disapprove, as more fully described in the attached Prospectus/Proxy Statement, a Plan of Reorganization (the “Plan”) that would result in the reorganization of that SP Portfolio with, and into, the corresponding Portfolio of the Advanced Series Trust (each, an “AST Portfolio” and collectively, the “AST Portfolios”) as indicated below:

SP Portfolio (Target Fund)	AST Portfolio (Acquiring Fund)
SP Small Cap Growth Portfolio	AST Small-Cap Growth Portfolio

SP T. Rowe Price Large Cap Growth Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio

SP Large Cap Value Portfolio	AST Large Cap Value Portfolio

SP AIM Core Equity Portfolio	AST Marsico Capital Growth Portfolio

Shareholder approval of any one reorganization transaction is not contingent upon, and will not affect in any way, shareholder approval of any other reorganization transaction.  In addition, the consummation of any one reorganization transaction is not contingent upon, and will not affect in any way, the consummation of any other reorganization transaction.  Shareholders should consider each proposal independently of the other proposals.

The Trustees of the Fund unanimously recommend that you consider and approve the relevant reorganization transaction. If the shareholders of the SP Portfolio in which you beneficially own shares approve the proposal, you will beneficially own shares of the corresponding AST Portfolio equal in value to your investment in the corresponding SP Portfolio after completion of the relevant reorganization transaction. You will no longer beneficially own shares of the specified SP Portfolio, and it will no longer exist.

Assuming that the Contracts (as defined herein) qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the reorganizations are not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the SP Portfolios.

Your vote is important no matter how large or small your holdings. We urge you to read the Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on the enclosed voting instruction card(s), date and sign it, and return it promptly in the envelope provided to be received by the Fund on or before the close of business on March 5, 2008. The shares that you beneficially own will be voted in accordance with instructions received by that date. All shares of the SP Portfolios for which instructions are not received will be voted in the same proportion as the votes cast by contract owners on the issues presented.

Any questions or concerns you may have regarding the special meeting or the voting instruction card should be directed to your financial representative.

Sincerely,

David R. Odenath, Jr.
President
The Prudential Series Fund

SP SMALL CAP GROWTH PORTFOLIO
SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
SP LARGE CAP VALUE PORTFOLIO

SP AIM CORE EQUITY PORTFOLIO,

EACH A SERIES OF THE PRUDENTIAL SERIES FUND

Gateway Center Three
100 Mulberry Street

Newark, New Jersey 07102-8065

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON MARCH 5, 2008

To the Shareholders of the SP Small Cap Growth Portfolio, the SP T. Rowe Price Large Cap Growth Portfolio, the SP Large Cap Value Portfolio, and the SP AIM Core Equity Portfolio, each a series of The Prudential Series Fund:

NOTICE IS HEREBY GIVEN that Special Meetings of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the Portfolios listed below (each, an “SP Portfolio” and collectively, the “SP Portfolios”), each a series of The Prudential Series Fund (the “Fund”), will be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on March 5, 2008, at the times indicated below:

Legal Name	Referred to Herein As	Meeting Time

SP Small Cap Growth Portfolio	Small Cap Growth Portfolio	10:00 a.m. Eastern time

SP T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Large Cap Growth Portfolio	10:30 a.m. Eastern time

SP Large Cap Value Portfolio	Large Cap Value Portfolio	11:00 a.m. Eastern time

SP AIM Core Equity Portfolio	AIM Core Equity Portfolio	11:30 a.m. Eastern time

The purposes of each Special Meeting for each SP Portfolio are as follows:

I.  To approve a Plan of Reorganization (the “Plan”), by and between the Fund, on behalf of the SP Portfolio to which the Meeting pertains, and the Advanced Series Trust (the “Trust”), on behalf of each Portfolio of the Trust listed below (each, an “AST Portfolio” and collectively, the “AST Portfolios”).  As described in more detail below, the Plan provides for the transfer of all of an SP Portfolio’s assets to the corresponding AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in that AST Portfolio (the “AST Portfolio Shares”).  The AST Portfolio Shares received by an SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the SP Portfolio shares that are outstanding immediately prior to such reorganization transaction.  The Plan also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its shareholders in complete liquidation of such SP Portfolio.  A vote in favor of the Plan by the shareholders of an SP Portfolio will constitute a vote in favor of the liquidation of the applicable SP Portfolio and the termination of such SP Portfolio as a separate series of the Fund.

SP Portfolio (Target Fund)	AST Portfolio (Acquiring Fund)
SP Small Cap Growth Portfolio	AST Small-Cap Growth Portfolio

SP T. Rowe Price Large Cap Growth Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio

SP Large Cap Value Portfolio	AST Large Cap Value Portfolio

SP AIM Core Equity Portfolio	AST Marsico Capital Growth Portfolio

II.  To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the form of Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

Each acquisition of assets and assumption of liabilities of an SP Portfolio by the corresponding AST Portfolio is individually referred to herein as a “Reorganization,” and these transactions are collectively referred to herein as the “Reorganizations.” Under the Plan, shareholder approval of any one Reorganization is not contingent upon, and will not affect in any way, shareholder approval of any other Reorganization.  In addition, the consummation of any one Reorganization is not contingent upon, and will not affect in any way, the consummation of any other Reorganization.  Shareholders should consider each proposal independently of the other proposals.  If the shareholders of an SP Portfolio approve the Plan and the relevant Reorganization is consummated, they will become shareholders of the corresponding AST Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Trustees of the Fund has fixed the close of business on December 20, 2007, as the record date for determining shareholders entitled to notice of, and to vote at, the Meetings, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meetings. Each share of each SP Portfolio is entitled to one vote on the relevant proposal.

You are cordially invited to attend the relevant Meeting(s). If you do not expect to attend, you are requested to complete, date and sign the enclosed voting instruction card(s) and return it promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone as described in the Prospectus/Proxy Statement. The enclosed voting instruction card is being solicited on behalf of the Board of Trustees of the Fund.

YOUR VOTE IS IMPORTANT. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE. THEREFORE, BY APPEARING AT A MEETING, AND REQUESTING REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE VOTING INSTRUCTION CARD AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees

Deborah A. Docs
Secretary
The Prudential Series Fund

January 25, 2008

PROXY STATEMENT
for
SP SMALL CAP GROWTH PORTFOLIO
SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
SP LARGE CAP VALUE PORTFOLIO
SP AIM CORE EQUITY PORTFOLIO,
EACH A SERIES OF THE PRUDENTIAL SERIES FUND
and
PROSPECTUS
for
AST SMALL-CAP GROWTH PORTFOLIO
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
AST LARGE-CAP VALUE PORTFOLIO
AST MARSICO CAPITAL GROWTH PORTFOLIO,
EACH A SERIES OF ADVANCED SERIES TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

Dated January 25, 2008

Reorganization of the SP Small Cap Growth Portfolio

into the AST Small-Cap Growth Portfolio

Reorganization of the

SP T. Rowe Price Large Cap Growth Portfolio

into the AST T. Rowe Price Large-Cap Growth Portfolio

Reorganization of the SP Large Cap Value Portfolio
into the AST Large Cap Value Portfolio

Reorganization of the SP AIM Core Equity Portfolio
into the AST Marsico Capital Growth Portfolio

This Prospectus/Proxy Statement is furnished in connection with the Special Meetings (each, a “Meeting” and collectively, the “Meetings”) of Shareholders of the SP Small Cap Growth Portfolio, the SP T. Rowe Price Large Cap Growth Portfolio, the SP Large Cap Value Portfolio, and the SP AIM Core Equity Portfolio (each, an “SP Portfolio” and collectively, the “SP Portfolios”), each a series of The Prudential Series Fund (the “Fund”).  At the Meetings, you will be asked to consider and approve a Plan of Reorganization (the “Plan”) that provides for the reorganization of each SP Portfolio into the corresponding Portfolio of Advanced Series Trust (each, an “AST Portfolio” and collectively, the “AST Portfolios”) as shown immediately below.

SP Portfolio (Target Fund)	AST Portfolio (Acquiring Fund)	Name of Reorganization
SP Small Cap Growth Portfolio (referred to herein as Small Cap Growth Portfolio)	AST Small-Cap Growth Portfolio	Small Cap Growth Reorganization

SP T. Rowe Price Large Cap Growth Portfolio (referred to herein as T. Rowe Price Large Cap Growth Portfolio)	AST T. Rowe Price Large-Cap Growth Portfolio	T. Rowe Price Large-Cap Growth Reorganization

SP Large Cap Value Portfolio (referred to herein as Large Cap Value Portfolio)	AST Large Cap Value Portfolio	Large Cap Value Reorganization

SP AIM Core Equity Portfolio (referred to herein as AIM Core Equity Portfolio)	AST Marsico Capital Growth Portfolio	Core Equity - Capital Growth Reorganization

As described in more detail below, the Plan provides for the transfer of all of an SP Portfolio’s assets to the corresponding AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in that AST Portfolio (“the AST Portfolio Shares”).  The AST Portfolio Shares received by an SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the SP Portfolio shares that are outstanding immediately prior to such reorganization transaction.  The Plan also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its shareholders in complete liquidation of such SP Portfolio.  A vote in favor of the Plan by the shareholders of an SP Portfolio will constitute a vote in favor of the liquidation of the applicable SP Portfolio and the termination of such SP Portfolio as a separate series of the Fund.

Each acquisition of assets and assumption of liabilities of an SP Portfolio by the corresponding AST Portfolio is individually referred to herein as a “Reorganization,” and these transactions are collectively referred to herein as the “Reorganizations.” Under the Plan, shareholder approval of any one Reorganization is not contingent upon, and will not affect in any way, shareholder approval of any other Reorganization.  In addition, the consummation of any one Reorganization is not is not contingent upon, and will not affect in any way, the consummation of any other Reorganization.  Shareholders should consider each proposal independently of the other proposals.  If the shareholders of an SP Portfolio approve the Plan and the relevant Reorganization is consummated, they will become shareholders of the corresponding AST Portfolio.

The Meetings will be held at the offices of the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065, on March 5, 2008, at the times indicated below:

SP Portfolio	Meeting Time

Small Cap Growth Portfolio	10:00 a.m. Eastern time

T. Rowe Price Large Cap Growth Portfolio	10:30 a.m. Eastern time

Large Cap Value Portfolio	11:00 a.m. Eastern time

AIM Core Equity Portfolio	11:30 a.m. Eastern time

The Board of Trustees of the Fund is soliciting these voting instructions on behalf of the SP Portfolios.  This Prospectus/Proxy Statement will first be sent to contract owners on or about January 25, 2008.

The SP Portfolios of the Fund serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Life Insurance Companies”).  Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable SP Portfolio through the Contracts and should consider themselves shareholders of the applicable SP Portfolio for purposes of this Prospectus/Proxy Statement.  Each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the applicable Portfolio by its separate accounts, how it should vote on the Plan at the Meeting and at any adjournments thereof.

This Prospectus/Proxy Statement gives the information about each Reorganization and the issuance of shares of the SP Portfolios that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. Additional information about the AST Portfolios has been filed with the Securities and Exchange Commission and can be found in the following documents:

•  The Prospectus of Advanced Series Trust (the “Trust”) relating to the AST Portfolios, dated May 1, 2007, which is incorporated herein by reference and is included, with and considered to be a part of, this Prospectus/Proxy Statement; and

•  The Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2006 and the Semi-Annual Report to the Shareholders of the Trust for the fiscal period ending June 30, 2007, which are incorporated herein by reference and are included with, and considered to be a part of, this Prospectus/Proxy Statement.

You may request a free copy of a Statement of Additional Information, dated January 25, 2008 (the “SAI”), relating to this Prospectus/Proxy Statement or other documents relating to the Trust without charge by calling 800-752-6342 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-8065.  The SAI is incorporated herein by reference.  The Securities and Exchange Commission (“SEC”) maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Trust.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

Summary of the Proposals

Small Cap Growth Reorganization

Large-Cap Growth Reorganization

Large Cap Value Reorganization

Core Equity – Capital Growth Reorganization

Management of the Portfolios

Information about the Transaction

Voting Information

Additional Information about the Fund, Trust and the Portfolios

Principal Holders of Shares

i

SUMMARY OF THE PROPOSALS

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the SP Portfolios (Exhibit B).

You are being asked to consider and approve the Plan with respect to the SP Portfolios for which you are a beneficial shareholder.  Shareholder approval of the Plan and consummation of a Reorganization will have the effect of reorganizing an SP Portfolio into the corresponding AST Portfolio, resulting in a single mutual fund. The investment objectives of each SP Portfolio and the corresponding AST Portfolio are comparable.  The investment objectives of each SP Portfolio and corresponding AST Portfolio are listed below:

Portfolio Name	Investment Objective	Page of Proxy Statement on which specific description begins
Small Cap Growth Portfolio	Long-term capital growth	N/A
AST Small-Cap Growth Portfolio	Long-term capital growth	3

T. Rowe Price Large Cap Growth Portfolio	Long-term growth of capital	N/A
AST T. Rowe Price-Large Cap Growth Portfolio	Long-term capital growth	10

Large Cap Value Portfolio	Long-term growth of capital	N/A
AST Large Cap Value Portfolio	Current income and Long term growth of income, as well as Capital Appreciation	17

AIM Core Equity Portfolio	Growth of Capital	N/A
AST Marsico Capital Growth Portfolio	Capital Growth	23

As further explained on page 28, Prudential Investments LLC (“PI”) serves as Investment Manager for each of the SP Portfolios under a manager-of-managers structure pursuant to which it supervises the applicable subadviser or subadvisers.  AST Investment Services, Inc. and PI serve as co-managers (“Investment Managers”) of each of the AST Portfolios and supervise the applicable Subadviser or subadvisers.

Shareholders of each SP Portfolio will have their shares exchanged for shares of the corresponding AST Portfolio of equal dollar value based upon the value of the shares at the time the SP Portfolio’s net assets are transferred to the corresponding AST Portfolio. After the transfer of net assets and exchange of shares have been completed, the particular SP Portfolio will be liquidated and dissolved. As a result of the relevant Reorganization, you will cease to be a beneficial shareholder of your SP Portfolio and will become a beneficial shareholder of the corresponding AST Portfolio.

For the reasons set forth in the “Reasons for the Reorganization” section, the Board of Trustees of the Fund and the Board of Trustees of the Trust have determined that the Reorganization is in the best interests of the shareholders of each SP Portfolio and each corresponding AST Portfolio, and have also concluded that no dilution in value would result to the shareholders of any Portfolio as a result of the Reorganization.

The Board of Trustees of the Fund and the Board of Trustees of the Trust, on behalf of their respective Portfolios, have approved the Plan and unanimously recommend that you vote to approve the Plan.

In considering whether to vote to approve the Plan, you should note:

•                       For each Reorganization, the SP Portfolio and the corresponding AST Portfolio have substantially similar investment objectives, policies and restrictions;

•                       For the Small Cap Growth, T. Rowe Price Large Cap Growth and Large Cap Value Reorganizations, the SP Portfolio and the corresponding AST Portfolio have the same subadviser(s);

•                       For each Reorganization, the AST Portfolio is larger than the corresponding SP Portfolio;

•                       For each Reorganization, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the Plan is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the SP Portfolios.

•                       For the Small Cap Growth and T. Rowe Price Large Cap Growth Reorganizations, the AST Portfolio has a lower contractual investment management fee rate than the corresponding SP Portfolio, and for the twelve months ended June 30, 2007, the annualized operating expense ratio for the AST Portfolio was lower than for the corresponding SP Portfolio;

•                       For the Large Cap Value Reorganization, the AST Portfolio has a lower contractual investment management fee rate than the corresponding SP Portfolio, and the Investment Managers have agreed to limit the annual expense ratio for the AST Portfolio for two years from the date of the Reorganization to equal the expense ratio that applied to the corresponding SP Portfolio for the twelve months ended June 30, 2007; and

•                       For the Core Equity-Capital Growth Reorganization, although the AST Portfolio has a higher contractual investment management fee rate than the corresponding SP Portfolio, the total annual operating expense ratio for the AST Portfolio was lower than that of the corresponding SP Portfolio for the twelve months ended June 30, 2007.

Voting

Each Contract owner invested in any one or more of the SP Portfolios at the close of business on December 20, 2007 (the “Record Date”) will be entitled to instruct the relevant Participating Insurance Company how to vote at the Meeting, and will be entitled to give voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share of the SP Portfolio that he or she beneficially owns. In addition, each Participating Insurance Company will vote all shares of the SP Portfolio for which it does not receive voting instructions, and it will vote those shares in the same proportion as the votes cast by Contract owners. The presence at the Meeting of the Participating Insurance Companies will be sufficient to constitute a quorum.  Therefore, this proportional voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote.

Approval of each Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Meeting, or (ii) a majority of the shares entitle to vote.

Please provide voting instructions as soon as you receive this Prospectus/Proxy Statement. You may provide your voting instructions to Prudential by completing and signing the enclosed voting instruction card or by phone. If you vote by either of these methods, your votes will be officially cast at the Meeting by the relevant Participating Insurance Company acting through the persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

SMALL CAP GROWTH REORGANIZATION SUMMARY

This section summarizes the investment policies of the AST Small-Cap Growth Portfolio and the SP Small Cap Growth Portfolio and the differences between them. For a more detailed description of the investment policies, strategies, risks, and investment restrictions of the AST Small-Cap Growth Portfolio, you should read the Prospectus for that Portfolio that is incorporated by reference as a part of Exhibit B. For additional information about both Portfolios, please refer to the documents described in “Additional Information About the Fund, the Trust and the Portfolios,” below.

THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE SMALL CAP GROWTH PORTFOLIOS

The investment objectives of the Small-Cap Growth Portfolios are comparable. The investment objective of the Small Cap Growth Portfolio is long term capital growth. The investment objective of the AST Small Cap Growth Portfolio is capital growth. After the reorganization is completed, it is expected that the combined fund will be managed according to the investment objective and policies of the AST Small Cap Growth Portfolio.

AST Small-Cap Growth Portfolio:

The AST Small Cap Growth Portfolio will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in small capitalization companies. The 80% investment requirement applies at the time the Portfolio invests its assets.

The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Growth Index and those on which the subadvisers intend to focus the Portfolio’s investments will change with market conditions.

The assets of the Portfolio are independently managed by two subadvisers, Neuberger Berman Management, Inc., and Eagle Asset Management, under a multi-manager structure. Pursuant to the multi-manager structure, the Investment Manager of the Portfolio determines and allocates a portion of the Portfolio’s assets to each of the subadvisers. The allocations will be reviewed by the Investment Manager periodically and may be altered or adjusted by the Investment Manager without prior notice. Such adjustments will be reflected in the annual update to this prospectus. Although each subadviser will follow the Portfolio’s policy of investing, under normal circumstances, at least 80% of the Portfolio’s assets in small capitalization companies, each subadviser expects to utilize different investment strategies to achieve the Portfolio’s objective of long-term capital growth. The current asset allocations and principal investment strategies for each of the subadvisers are summarized below.

Neuberger Berman Management Inc . (“NB Management”) is responsible since January 31, 2007 for managing approximately 45% of the Portfolio’s assets. The subadviser will look for companies with strong business franchises that are likely to sustain long-term rates of earnings growth for a three-to five-year time horizon and companies with stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three-to five-year time horizon. In choosing companies, the subadviser will also consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the subadviser believes may have greater potential to appreciate in price, it will invest the Portfolio in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

Eagle Asset Management (“Eagle”) is responsible since January 31, 2007 for managing approximately 55% of the Portfolio’s assets. Eagle uses extensive fundamental research to seek out rapidly growing, under-researched small cap companies trading at reasonable valuations. Such companies typically have accelerating earnings growth, a high or expanding return on equity, a competent management team with a strong ownership incentive and a positive catalyst such as an exciting new product, a management change or other restructuring.

Securities will generally be sold if they reach what is believed to be an unsustainable valuation, if their fundamentals deteriorate, if the original investment thesis proves to be incorrect or if the industry dynamics have negatively changed.

Because the Portfolio invests primarily in common stocks, the primary risk of investing in the Portfolio is that the value of the stocks it holds might decrease, and you could lose money. The prices of the securities in the Portfolios will fluctuate. These price movements may occur because of changes in the financial markets as a whole, a company’s individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Other Investments. The Portfolio may invest to a lesser degree in types of securities other than common stocks, including preferred stocks, warrants, and convertible securities. In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:

Foreign Securities. The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies, or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. American Depository Receipts and foreign issuers traded in the United States are not considered to be Foreign Securities for purposes of this investment limitation.

Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively “derivative instruments”). The Portfolio may use derivative instruments to hedge the value of its portfolio against potential adverse movements in securities prices, currency exchange rates or interest rates.

Temporary Investments. When the subadviser believes that market conditions are not favorable for profitable investing or when the subadviser is otherwise unable to locate favorable investment opportunities, the Portfolio’s investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and other equity securities. The Portfolio’s cash and similar investments may include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the subadviser or others. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

Small Cap Growth Portfolio:

The investment objective of the Small Cap Growth Portfolio is long-term capital growth.

Under normal circumstances, the Portfolio will invest at least 80% of its investable assets in common stocks of small capitalization companies. The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

The Portfolio is co-managed by Neuberger Berman Management Inc. (“Neuberger Berman”) and Eagle Asset Management (“Eagle”). Since February 28, 2007, Neuberger Berman and Eagle were each responsible for managing approximately 50% of the Portfolio’s assets. The subadvisers are primarily looking for companies in the developing stages of their life cycles, which are currently priced below the subadvisers’ estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy. The Portfolio may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts (ADRs) are not subject to this 25% limitation.

The Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•                  Derivatives .

•                  Repurchase agreements .

•                  Debt securities.

•                  Convertible securities

•                  High yield or “junk” bonds.

•                  Warrants.

•                  Forward foreign currency exchange contracts .

•                  Interest rate swaps .

•                  When-issued and delayed delivery securities .

•                  Short sales against-the-box .

•                  U.S. Government securities.

•                  Brady Bonds.

•                  Illiquid securities.

In response to adverse market conditions or when restructuring the Portfolio, the subadvisers may invest up to 100% of the Portfolio’s assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio’s assets when the markets are unstable.

FEES AND EXPENSES

The following table describes the fees and expenses that Contract owners may pay if they invest in the SP Portfolios and the AST Portfolios, as well as the projected fees and expenses of the AST Portfolios after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	Small Cap Growth Portfolio (1)		AST Small Cap Growth Portfolio (1),(2)		AST Small Cap Growth Portfolio Pro Forma Surviving (3)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

        *       Because Small Cap Growth Portfolio shares are generally purchased through variable insurance products, the contract prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)

	Small Cap Growth Portfolio (1)	AST Small Cap Growth Portfolio (2)	AST Small Cap Growth Portfolio Pro Forma Surviving (3)
Management Fees	0.95%	0.90%	0.90%
Distribution (12b-1) fees	None	None	None
Other expenses	0.20%	0.14%	0.14%
Total annual portfolio operating expenses	1.15%	1.04%	1.04%

(1)  Expenses are based upon the expenses for the Small Cap Growth Portfolio for the twelve months ended June 30, 2007.

(2)  Expenses are based upon the expenses for the AST Small Cap Growth Portfolio for the twelve months ended June 30, 2007.  Shares of the AST Small Cap Growth Portfolio are generally purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the AST Small Cap Growth Portfolio under which the Trust compensates the issuers 0.10% for providing ongoing services to AST Small Cap Growth Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” Subject to the expense limitations described below, 0.03% of the 0.10% administrative services fee is voluntarily waived for the AST Small Cap Growth Portfolio.  Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses for the AST Small Cap Growth Portfolio so that its total annual operating expenses do not exceed 1.07% of its average daily net assets. These voluntary arrangements may be discontinued or otherwise modified at any time.

(3)  The expenses for the AST Small Cap Growth Portfolio (Pro Forma Surviving) represent the estimated annualized expenses assuming the AST Small Cap Growth Portfolio had acquired all of the assets and assumed all of the liabilities of the Small Cap Growth Portfolio as of June 30, 2007.  After the Reorganization, the investment advisory fee paid by the AST Small Cap Growth Portfolio (Pro Forma Surviving) will be at the AST Small Cap Growth Portfolio’s contractual rate.

Expense Examples

The examples assume that you invest $10,000, that you receive a 5% return each year, and that the Portfolios’ total operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Small Cap Growth Portfolio	$117	$365	$633	$1,398
AST Small Cap Growth Portfolio	$106	$331	$574	$1,271
AST Small Cap Growth Portfolio (Projected after the Reorganization)	$106	$331	$574	$1,271

RISKS OF INVESTING IN THE SMALL CAP GROWTH PORTFOLIOS

Because each Portfolio invests primarily in stocks, each Portfolio is subject to the risks associated with stock investments, and the Portfolio’s share price therefore may fluctuate substantially. A Portfolio’s share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry). To the extent a Portfolio invests in a smaller number of securities than many other funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s share price.

Principal Risks of the Small Cap Growth Portfolios

Because the Small Cap Growth Portfolios are equity funds, the primary risk of each is that the value of the stocks they hold will decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial. Accordingly, loss of money is a risk of investing in each of these Portfolios.

Also, the Small Cap Growth Portfolios have the following principal risks:

Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk includes the specific risks described below:

Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the “numbers” themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company’s financial conditions and prospects.

Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

Political developments. Political developments may adversely affect the value of a Portfolio’s foreign securities.

Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s securities.

Liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio, because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management risk. Actively managed investment portfolios are subject to management risk. Each subadviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

Small company risk. The shares of small companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on a Portfolio’s ability to sell these securities. In the case of small cap technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.

PERFORMANCE

The bar charts below show the performance of each Portfolio for each full calendar year the Portfolio has been in operation. The first table below each bar chart shows the Portfolio’s best and worst quarters during the periods included in the bar chart.

This information may help provide an indication of each Portfolio’s risks by showing changes in performance from year to year and by comparing each Portfolio’s performance with that of a broad-based securities index. The charts and tables do not reflect Contract charges. If the Contract charges were included, the annual returns would have been lower than those shown. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST Small-Cap Growth Portfolio Annual Returns

Best Quarter	Worst Quarter
79.79% (4th quarter 1999)	-31.21% (4th quarter 2000)

Average annual total returns for periods ended 12/31/06

	1 year	5 years	10 years
Portfolio	12.61%	0.26%	2.69%
Russell 2000 Index*	18.37%	11.39%	9.44%
Russell 2000 Growth Index**	13.35%	6.93%	4.88%

*The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

**The Russell 2000 Growth Index consists of those companies in the Russell 2000 Index that have a greater-than-average growth orientation. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Small Cap Growth Portfolio Annual Returns

Best Quarter	Worst Quarter
25.50% (4th quarter of 2001)	-26.36% (3rd quarter of 2001)

Average annual total returns for periods ended 12/31/06

	1 Year	5 Years	Since Inception (9/22/00)
Portfolio	12.39%	1.40%	-4.60%
Russell 2000 Index*	18.37%	11.39%	8.19%
Russell 2000 Growth Index**	13.35%	6.93%	0.20%
Lipper Variable Insurance Products (VIP) Small Cap Growth Funds Average***	11.12%	5.51%	-0.50%

*The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

**The Russell 2000 Growth Index consists of those companies in the Russell 2000 Index that have a greater-than-average growth orientation. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would have been lower if they included the effect of product charges. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio

CAPITALIZATIONS OF THE SMALL CAP GROWTH PORTFOLIOS BEFORE AND AFTER THE REORGANIZATION

The following tables set forth as of June 30, 2007: (i) the capitalization of the Small Cap Growth Portfolio, (ii) the capitalization of the AST Small Cap Growth Portfolio and (iii) the pro forma capitalization of the AST Small Cap Growth Portfolio as adjusted to give effect to the Reorganization.

	Small Cap Growth Portfolio (unaudited)	AST Small Cap Growth Portfolio (unaudited)	Adjustments	AST Small Cap Growth Portfolio Projected after Reorganization (unaudited)
Net assets (thousands)	$151,658	$183,947	(72)	$335,533
Total shares outstanding (thousands)	17,984	10,054	(9,699)	18,339
Net asset value per share	$8.43	$18.30		$18.30

T. ROWE PRICE LARGE-CAP GROWTH REORGANIZATION

This section summarizes the investment policies of the AST T. Rowe Price Large-Cap Growth Portfolio and the SP T. Rowe Price Large Cap Growth Portfolio and the differences between them. For a more detailed description of the investment policies, strategies, risks, and investment restrictions of the AST T. Rowe Price Large-Cap Growth Portfolio, you should read the Prospectus for that Portfolio that is incorporated by reference as a part of Exhibit B. For additional information about both Portfolios, please refer to the documents described in “Additional Information About the Fund, the Trust and the Portfolios,” below.

THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE T. ROWE PRICE LARGE CAP GROWTH PORTFOLIOS

The investment objectives of the T. Rowe Price Large Cap Growth Portfolios are comparable. The investment objective of the T. Rowe Price Large Cap Growth Portfolio is long-term growth of capital. The investment objective of the AST T. Rowe Price Large-Cap Growth Portfolio is capital growth. There can be no assurance that either Portfolio will achieve its investment objective.  After the reorganization is completed, it is expected that the combined fund will be managed according to the investment objective and policies of the AST Small Cap Growth Portfolio.  Both Portfolios are managed by the subadviser, T. Rowe Price Associates, Inc.

AST T. Rowe Price Large-Cap Growth Portfolio:

The AST T. Rowe Price Large-Cap Growth Portfolio takes a growth approach to investing and will normally invest at least 80% of its net assets in the common stocks of large companies. As noted earlier a large company is defined as one whose market cap is larger than the median market cap of companies in the Russell 1000® Growth Index. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level. The subadviser generally looks for companies with an above-average rate of earnings growth and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

Because the Portfolio invests primarily in stocks, the Portfolio is subject to the risks associated with stock investments, and the Portfolio’s share price therefore may fluctuate substantially. The Portfolio’s share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry). The Portfolio’s focus on large, more-established companies may mean that its level of risk is lower than a fund investing primarily in smaller companies. Because the Portfolio invests in a smaller number of securities than many other funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s share price.

Other Investments:

 In addition to investing in equity securities, the Portfolio also may:

•                  invest up to 20% of its net assets in convertible securities;

•                  invest up to 5% of its net assets in rights or warrants;

•                  invest up to 15% of its total assets in foreign securities;

•                  purchase and sell exchange-traded index options and stock index futures contracts; and

•                  write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to, for all options, 10% of its total assets.

American Depositary Receipts (ADRs) and other U.S.-dollar denominated securities of foreign companies are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Portfolio.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Temporary Investments. Although it does not expect to do so ordinarily, when business or financial conditions warrant the Portfolio may assume a temporary defensive position and invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities) or hold its assets in cash. The Portfolio may also invest in money market mutual funds managed by the subadviser. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective may be limited.

T. Rowe Price Large Cap Growth Portfolio:

The investment objective of the T. Rowe Price Large Cap Growth Portfolio is long-term growth of capital .. While we make every effort to achieve our objective, we cannot guarantee success, and it is possible that you could lose money.

Under normal circumstances, the Portfolio invests at least 80% of its investable assets in common stocks of large cap companies. A large cap company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest domestic growth stocks. As of January 31, 2007, such median market capitalization was $5.7 billion and is subject to change. The market capitalization of companies in the Portfolio and the Russell 1000 Growth Index will change over time; the Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level. The Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

The Portfolio also may invest up to 20% of its investable assets in convertible debt and convertible preferred stock and up to 15% of its total assets in equity securities of non-U.S. companies.

In selecting securities, T. Rowe Price uses a growth approach. T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Portfolio may invest in a wide variety of equity securities, including large cap stocks, convertible and preferred securities, warrants and rights. The Portfolio may also invest in foreign securities (up to 15% of the Portfolio’s total assets), including foreign equity securities, and other securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). The Portfolio may invest in American Depositary Receipts (ADRs) , which are not subject to the 15% limitation on foreign securities. The Portfolio may also invest in derivatives and in short term investments, including money market securities, short term U.S. Government obligations, repurchase agreements, commercial paper, banker’s acceptances and certificates of deposit.

The Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•                  Purchase and sell exchange-traded index options and stock index future contracts .

•                  Write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

•                  Short sales against-the-box of up to 15% of net Portfolio assets.

•                  Illiquid securities (up to 10% of net Portfolio assets).

In response to adverse market conditions or when restructuring the Portfolio, T. Rowe Price may invest up to 100% of the Portfolio’s assets in money market instruments. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio’s assets when the markets are unstable.

In pursuing its investment objective T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Fees and Expenses

The following table describes the fees and expenses that Contract owners may pay if they invest in the SP Portfolios and the AST Portfolios, as well as the projected fees and expenses of the AST Portfolios after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	T. Rowe Price Large Cap Growth Portfolio (1)		AST T. Rowe Price Large Cap Growth Portfolio (1),(2)		AST T. Rowe Price Large Cap Growth Portfolio Pro Forma Surviving (3)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

                  *       Because T. Rowe Price Large Cap Growth Portfolio shares are generally purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)

	T. Rowe Price Large Cap Growth Portfolio (1)	AST T. Rowe Price Large Cap Growth Portfolio (1),(2)	AST T. Rowe Price Large Cap Growth Portfolio Pro Forma Surviving (3)
Management Fees (4)	0.90%	0.89%	0.88%
Distribution (12b-1) fees	None	None	None
Other expenses	0.12	0.08	0.09
Total annual portfolio operating expenses	1.12	0.97	0.97
-Advisory fee waiver or expense reimbursement	(0.07)	NA	NA
=Net annual portfolio operating expenses	1.05%	0.97%	0.97%

(1)  Expenses are based upon the expenses for the T. Rowe Price Large Cap Growth Portfolio for the twelve months ended June 30, 2007.

(2)  Expenses are based upon the expenses for the AST T. Rowe Price Large Cap Growth Portfolio for the twelve months ended June 30, 2007.  Shares of the AST T. Rowe Price Large Cap Growth Portfolio are generally purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the AST T. Rowe Price Large Cap Growth Portfolio under which the Trust compensates the issuers 0.10% for providing ongoing services to AST T. Rowe Price Large Cap Growth Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” Subject to the expense limitations described below, 0.03% of the 0.10% administrative services fee is voluntarily waived for the AST T. Rowe Price Large Cap Growth Portfolio.  Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses for the AST T. Rowe Price Large Cap Growth Portfolio so that its total annual operating expenses do not exceed 1.45% of its average daily net assets. These voluntary arrangements may be discontinued or otherwise modified at any time.

(3)  The expenses for the AST T. Rowe Price Large Cap Growth Portfolio (Pro Forma Surviving) represent the estimated annualized expenses assuming the AST T. Rowe Price Large Cap Growth Portfolio had acquired all of the assets and assumed all of the liabilities of the T. Rowe Price Large Cap Growth Portfolio as of June 30, 2007.  After the Reorganization, the investment advisory fee paid by the AST T. Rowe Price Large Cap Growth Portfolio (Pro Forma Surviving) will be at the AST T. Rowe Price Large Cap Growth Portfolio’s contractual rate.

(4)  The contractual investment advisory fee is 0.85% of average daily net assets over 1 billion and 0.90% for assets up to 1 billion.

Expense Examples

The examples assume that you invest $10,000, that you receive a 5% return each year, and that the Portfolios’ total operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
T. Rowe Price Large Cap Growth Portfolio	$107	$349	$610	$1,357
AST T. Rowe Price Large Cap Growth Portfolio	$99	$309	$536	$1,190
AST T. Rowe Price Large Cap Growth Portfolio (Projected after the Reorganization)	$99	$309	$536	$1,190

RISKS OF INVESTING IN THE T. ROWE PRICE LARGE CAP GROWTH PORTFOLIOS

Principal Risks of the T. Rowe Price Large Cap Growth Portfolios

Because the T. Rowe Price Large Cap Growth Portfolios are equity funds, the primary risk of each is that the value of the stocks they hold will decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial. Accordingly, loss of money is a risk of investing in each of these Portfolios.

Also, the T. Rowe Price Large Cap Growth Portfolios have the following principal risks:

Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk includes the specific risks described below:

Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the “numbers” themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company’s financial conditions and prospects.

Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

Political developments. Political developments may adversely affect the value of a Portfolio’s foreign securities.

Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s securities.

Management risk. Actively managed investment portfolios are subject to management risk. Each subadviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

PERFORMANCE

The bar charts below show the performance of each Portfolio for each full calendar year the Portfolio has been in operation. The first table below each bar chart shows the Portfolio’s best and worst quarters during the periods included in the bar chart.

This information may help provide an indication of each Portfolio’s risks by showing changes in performance from year to year and by comparing each Portfolio’s performance with that of a broad-based securities index. The charts and tables do not reflect Contract charges. If the Contract charges were included, the annual returns would have been lower than those shown. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST T. Rowe Price Large-Cap Growth Portfolio Annual Returns

Best Quarter	Worst Quarter
28.30% (4th quarter 1999)	-16.90% (1st quarter 2001)

Average annual total returns for periods ended 12/31/06

	1 year	5 year	10 year
Portfolio	5.64%	2.12%	4.81%
Standard & Poors 500 Index*	15.78%	6.18%	8.42%
Russell 1000 Growth Index**	9.07%	2.69%	5.44%

*The Standard & Poor’s 500 Composite Stock Price Index (Standard & Poor’s 500 Index) — an unmanaged index of 500 stocks of large U.S. companies — gives a broad look at how mid cap stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

**The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

T. Rowe Price Large Cap Growth Portfolio Annual Returns

Best Quarter	Worst Quarter
14.58% (4th quarter of 2001)	-16.82% (3rd quarter of 2001)

Average Annual Returns (as of 12/31/06)

	1 Year	5 Years	Since Inception (9/22/00)
Portfolio	5.91%	2.21%	-3.18%
Russell 1000 Index*	15.46%	6.82%	1.63%
Russell 1000 Growth Index**	9.07%	2.69%	-5.23%
Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average***	6.30%	2.70%	-4.17%

*The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest companies, as determined by market capitalization. These returns do not include the effect of investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

**The Russell 1000 Growth Index consists of those securities included in the Russell 1000 Index that have a greater-than-average growth orientation. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would have been lower if they included the effect of product charges. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

CAPITALIZATIONS OF THE T. ROWE PRICE PORTFOLIOS BEFORE AND AFTER THE REORGANIZATION

The following tables set forth as of June 30, 2007: (i) the capitalization of the T. Rowe Price Large Cap Growth Portfolio, (ii) the capitalization of the AST T. Rowe Price Large Cap Growth Portfolio and (iii) the pro forma capitalization of the AST T. Rowe Price Large Cap Growth Portfolio as adjusted to give effect to the Reorganization.

	T. Rowe Price Large Cap Growth Portfolio	AST T. Rowe Price Large Cap Growth Portfolio		AST T. Rowe Price Large Cap Growth Portfolio Projected after Reorganization
	(unaudited)	(unaudited)	Adjustments	(unaudited)
Net assets (thousands)	$79,787	$1,687,604	$(72)	$1,767,319
Total shares outstanding (thousands)	10,337	144,604	(3,506)	151,435
Net asset value per share	$7.72	$11.67		$11.67

LARGE CAP VALUE REORGANIZATION

This section summarizes the investment policies of the AST Large Cap Value Portfolio and the SP Large Cap Value Portfolio and the differences between them. For a more detailed description of the investment policies, strategies, risks, and investment restrictions of the AST Large Cap Value Portfolio, you should read the Prospectus for that Portfolio that is incorporated by reference as a part of Exhibit B. For additional information about both Portfolios, please refer to the documents described in “Additional Information About the Fund, the Trust and the Portfolios,” below.

INVESTMENT OBJECTIVES AND STRATEGIES OF THE LARGE CAP VALUE PORTFOLIOS

Investment Objectives of the Large Cap Value Portfolios. The investment objectives of the Large Cap Value Portfolios are similar. The investment objective of AST Large Cap Value is to seek current income and long-term growth of income, as well as capital appreciation. The investment objective of Large Cap Value is long-term growth of capital.  No assurance can be given that either Large Cap Value Portfolio will achieve its investment objective.  While each Large Cap Value Portfolio makes every effort to achieve its investment objective, the Portfolios can’t guarantee success and it is possible that you could lose money by investing in a Large Cap Value Portfolio.  After the reorganization is completed, it is expected that the combined fund will be managed according to the investment objective and policies of AST Large Cap Value.

Principal Investment Policies of the Large Cap Value Portfolios.  The principal investment policies of the Large Cap Value Portfolios are substantially similar.  Each Large Cap Value Portfolio has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies. Each Large Cap Value Portfolio generally defines large capitalization companies as stocks of companies with market capitalizations within the market capitalization range of the Russell 1000® Value Index. The 80% requirement applies at the time the Large Cap Value Portfolio invests its assets.  As of November 30, 2007, the average market capitalization was approximately $114.9 billion. Some of these Large Cap value equity securities may be acquired in initial public offerings (IPOs).  Each Large Cap Value Portfolio will not change this policy unless it provides 60 days written notice to contract owners.

In addition to these principal investments, each Large Cap Value Portfolio may invest up to 20% of its total assets in foreign securities.  Each Large Cap Value Portfolio may invest in debt obligations for their appreciation potential, including debt obligations issued by the U.S. Treasury, debt obligations issued or guaranteed by the U.S. Government, and debt obligations issued by U.S. and foreign companies that are rated at least A by Standard & Poor’s or by Moody’s or the equivalent by another major rating service.

Each Large Cap Value Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•                  Preferred stock and bonds that have attached warrants.

•                  Convertible debt and convertible preferred stock.

•                  Asset-backed securities.

•                  Alternative investment strategies— including derivatives— to try to improve the Portfolio’s returns, to protect its assets or for short-term cash management.

•                  Purchase and sell options on equity or debt securities, stock indexes and foreign currencies.

•                  Purchase and sell stock index and foreign currency futures contracts and options on these futures contracts.

•                  Swaps.

•                  Repurchase agreements.

Temporary Investments. In response to adverse market, economic or political conditions, each Large Cap Value Portfolio may temporarily invest up to 100% of its assets in money market instruments or U.S. Government securities. Investing heavily in these types of securities limits a Portfolio’s ability to achieve investment objective, but can help preserve such Portfolio’s assets when the markets are unstable.

 Subadvisers for the Large Cap Value Portfolios.  The assets of each Large Cap Value Portfolio are independently managed by the same three subadvisers under a multi-manager structure. The three subadvisers are J.P. Morgan Investment Management Inc. (J.P. Morgan), Hotchkis and Wiley Capital Management LLC (Hotchkis and Wiley), and Dreman Value Management LLC (Dreman).  Pursuant to the multi-manager structure, the Investment Managers of each Large Cap Value Portfolio determine and allocate a portion of the Portfolio’s assets to each of the subadvisers. These allocations will be reviewed by the Investment Managers periodically and may be altered or adjusted by the Investment Managers without prior notice. Such adjustments will be reflected in the annual update to the relevant prospectus.  As of February 28, 2007, J.P. Morgan, Hotchkis and Wiley, and Dreman were responsible for managing approximately 48%, 20% and 32%, respectively, of each Large Cap Value Portfolio’s assets.

Each subadviser uses the same investment strategies for the AST Large Cap Value Portfolio as it does for the SP Large Cap Value Portfolio.  These investment strategies are described below.

Hotchkis and Wiley normally focuses on stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases. Hotchkis and Wiley also may invest in stocks that don’t pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

J.P. Morgan seeks to identify relative value within sectors. The analysis is purely fundamental, aided by a valuation tool that helps rank stocks within 18 different sectors by their dividend discount rates (DDRs). J.P. Morgan uses the following parameters when seeking to purchase stocks. Stocks below $1 billion in market cap are not purchased in a Large Cap Value Portfolio. If a stock falls below $1 billion after purchase, it will be considered a candidate for sale, but will not be automatically sold. This subadviser will seek to buy a stock when it believes that it has an information advantage around the longer-term earnings prospects or fundamentals of a company relative to the rest of the market, or when it believes there has been a stock price overreaction as a result of incremental news creating a near-term opportunity. J.P. Morgan will seek to sell a stock when its investment thesis has proven correct and the stock price has reacted as expected, it no longer believes its investment thesis will come to fruition, or a better risk-adjusted investment opportunity has been identified within the sector.

Dreman’s investment objective is to provide a total return greater than that of the benchmark over time, to protect client capital during market downturns and to stay consistent in our low price-to-earnings ratio, contrarian value approach to investment management, while taking into consideration dividend yield. Dreman will seek to attain superior returns by using a contrarian value investment approach.  Dreman believes that it can attain superior performance by adhering to an investment strategy that is disciplined and has a demonstrated record of success. Dreman’s investment strategy emphasizes stocks that offer unique investment values. The criterion used to identify such stocks include below average price-to-earnings, price-to-book, price-to-cash flow ratios and above average dividend yields. Over the last 25 years, extensive studies, which date as far back as the 1930s, conducted by David Dreman and affiliates of Dreman, have led the Dreman to conclude that consistently applying disciplined value strategies yields superior long-term total returns.

FEES AND EXPENSES OF THE LARGE CAP VALUE PORTFOLIOS

The following unaudited fee table describes the fees and expenses that Contract owners may pay if they invest in the Large Cap Value Portfolio and the AST Large Cap Value Portfolio, as well as the pro forma projected fees and expenses of the AST Large Cap Value Portfolio assuming the relevant Reorganization had taken place on June 30, 2007.  The expenses of the AST Large Cap Value Portfolio after completion of the relevant Reorganization may be higher than those shown below.

The following unaudited fee table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the relevant Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	Large Cap Value Portfolio (1)		AST Large Cap Value Portfolio (1),(2)		AST Large Cap Value Portfolio Pro Forma Surviving (3)
Maximum sales charge (load) imposed on purchases	N/A	*	N/A	*	N/A	*
Maximum deferred sales charge (load)	N/A	*	N/A	*	N/A	*
Maximum sales charge (load) imposed on reinvested dividends	N/A	*	N/A	*	N/A	*
Redemption Fee	N/A	*	N/A	*	N/A	*
Exchange Fee	N/A	*	N/A	*	N/A	*

        *    Because Large Cap Value Portfolio shares are generally purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

	Large Cap Value Portfolio (1)	AST Large Cap Value Portfolio (1),(2)	AST Large Cap Value Portfolio Pro Forma Surviving (3)
Management Fees	0.80%	0.75%	0.75%
Distribution (12b-1) fees	None	None	None
Other expenses	0.03	0.09	0.09
Total annual portfolio operating expenses	0.83	0.84	0.84
-Advisory fee waiver or expense reimbursement	None	None	0.01
=Net annual portfolio operating expenses	0.83%	0.84%	0.83%

(1)  Expenses are based upon the expenses for the Large Cap Value Portfolio for the twelve months ended June 30, 2007.

(2)  Expenses are based upon the expenses for the AST Large Cap Value Portfolio for the twelve months ended June 30, 2007.  Shares of the AST Large Cap Value Portfolio are generally purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the AST Large Cap Value Portfolio under which the Trust compensates the issuers 0.10% for providing ongoing services to AST Large Cap Value Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” Subject to the expense limitations described below, 0.03% of the 0.10% administrative services fee is voluntarily waived for the AST Large Cap Value Portfolio.  Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses for the AST Large Cap Value Portfolio so that its total annual operating expenses do not exceed 1.20% of its average daily net assets. These voluntary arrangements may be discontinued or otherwise modified at any time.

(3)  The expenses for the AST Large Cap Value Portfolio (Pro Forma Surviving) represent the estimated annualized expenses assuming the AST Large Cap Value Portfolio had acquired all of the assets and assumed all of the liabilities of the Large Cap Value Portfolio as of June 30, 2007.  After the Reorganization, the investment advisory fee paid by the AST Large Cap Value Portfolio (Pro Forma Surviving) will be at the AST Large Cap Value Portfolio’s contractual rate. Prudential Investments and AST Investment Services have agreed to limit the annualized expense ratio to 0.83% for at least two years from the date of the Reorganization.

Expense Examples

These Examples are intended to help you compare the cost of investing in the Large Cap Value Portfolio, the AST Large Cap Value Portfolio, and the AST Large Cap Value Portfolio (Projected after the Large Cap Value Reorganization) with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Large Cap Value Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that each Large Cap Value Portfolio’s total operating expenses remain the same, and that no expense waivers and reimbursements are in effect. These Examples do not reflect any charges or expenses for variable insurance products. The expenses shown below would be higher if these charges or expenses were included. Based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Large Cap Value Portfolio	$85	$265	$460	$1,025
AST Large Cap Value Portfolio	$86	$268	$466	$1,037
Pro Forma AST Large Cap Value Portfolio (Projected after the Large Cap Value Reorganization)	$85	$267	$465	$1,036

RISKS OF INVESTING IN THE LARGE CAP VALUE PORTFOLIOS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Large Cap Value Portfolio could lose value, and you could lose money. Because of their similar investment objectives and substantially similar investment strategies, the risks associated with an investment in the Large Cap Value Portfolio are substantially identical to the risks associated with an investment in the AST Large Cap Value Portfolio.

The following summarizes the principal risks of investing in the Large Cap Value Portfolios:

Company risk. The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Derivatives risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

Foreign investment risk. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk includes the specific risks described below:

Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

Emerging market risk. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Foreign market risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

Information risk. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the “numbers” themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company’s financial conditions and prospects.

Liquidity risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

Political developments. Political developments may adversely affect the value of a Portfolio’s foreign securities.

Political risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

Regulatory risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

Leveraging risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s securities.

Management risk. Actively managed investment portfolios are subject to management risk. Each subadviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Market risk. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

Portfolio turnover risk. A Portfolio’s investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and lower returns.

Value stock risk. A Portfolio’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

PERFORMANCE OF THE LARGE CAP VALUE PORTFOLIOS

A number of factors— including risk— can affect how a Portfolio performs. The bar charts and tables on the following pages demonstrate the risk of investing in the Large Cap Value Portfolio and the AST Large Cap Value Portfolio by showing how returns can change from year to year and by showing how each Large Cap Value Portfolio’s average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that a Large Cap Value Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the charts and tables on the following pages are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. During certain periods shown, fee waivers and/or expense reimbursements may be in effect. Without such fee waivers and/or expense reimbursements, the returns for a Large Cap Value Portfolio would have been lower.

AST Large Cap Value Portfolio Annual Returns

Best Quarter	Worst Quarter
13.27% (2nd quarter 2003)	-16.19 (3rd quarter 2002)%

Average annual total returns for periods ended 12/31/06

	1 year	5 year	10 year
Portfolio	18.46%	7.58%	7.98%
Standard & Poor’s 500 Index*	15.78%	6.18%	8.42%
Russell 1000 Value Index**	22.25%	10.86%	11.00%

*The Standard & Poor’s 500 Composite Stock Price Index (Standard & Poor’s 500 Index) — an unmanaged index of 500 stocks of large U.S. companies — gives a broad look at how mid cap stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.
**The Russell 1000 Value Index measures measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

SP Large Cap Value Portfolio Annual Returns

Best Quarter	Worst Quarter
15.25% (2nd quarter 2003)	-17.90% (3rd quarter 2002)

Average annual total returns for periods ended 12/31/06

	1 Year	5 Years	Since Inception (9/22/00)
Portfolio	18.47%	9.54%	6.79%
Russell 1000 Index*	15.46%	6.82%	1.63%
Russell 1000 Value Index**	22.25%	10.86%	8.21%
Lipper Variable Insurance Products (VIP) Large Cap Value Funds Average***	19.01%	7.73%	6.61%
Lipper Variable Insurance Products (VIP) Multi-Cap Value Funds Average***	17.30%	8.99%	7.27%

*The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest companies, as determined by market capitalization. These returns do not include the effect of investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.
**The Russell 1000 Value Index measures the performance of those Russell 1000 companies that have a less-than-average growth orientation. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.
***The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would have been lower if they included the effect of product charges. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio. Although Lipper classifies the Portfolio in the Multi-Cap Value Funds Average, the returns for the Large Cap Value Funds Average are also shown, because the management of the portfolios in the Large Cap Value Funds Average is more consistent with the management of the Portfolio.

CAPITALIZATIONS OF THE LARGE CAP VALUE PORTFOLIOS BEFORE AND AFTER THE REORGANIZATION

The following tables set forth as of June 30, 2007: (i) the capitalization of the Large Cap Value Portfolio, (ii) the capitalization of the AST Large Cap Value Portfolio and (iii) the pro forma capitalization of the AST Large Cap Value Portfolio as adjusted to give effect to the Reorganization.

	Large Cap Value Portfolio	AST Large Cap Value Portfolio		AST Large Cap Value Portfolio Projected after Reorganization
	(unaudited)	(unaudited)	Adjustments	(unaudited)
Net assets (thousands)	$955,398	$2,151,104	(76)	$3,106,426
Total shares outstanding (thousands)	68,349	101,278	(23,370)	146,257
Net asset value per share	$13.98	$21.24	NA	$21.24

CORE EQUITY - CAPITAL GROWTH REORGANIZATION

This section summarizes the investment policies of the AST Marsico Capital Growth Portfolio and the SP AIM Core Equity Portfolio and the differences between them. For a more detailed description of the investment policies, strategies, risks, and investment restrictions of the AST Marsico Capital Growth Portfolio, you should read the Prospectus for that Portfolio that is incorporated by reference as a part of Exhibit B. For additional information about both Portfolios, please refer to the documents described in “Additional Information About the Fund, the Trust and the Portfolios,” below.

INVESTMENT OBJECTIVES AND STRATEGIES OF THE AIM CORE EQUITY and AST MARSICO CAPITAL GROWTH PORTFOLIOS

The investment objectives of the AIM Core Equity Portfolio and the Marsico Capital Growth Portfolio are comparable. The investment objective of the Marsico Capital Growth Portfolio is to seek capital growth.  The investment objective of the AIM Core Equity Portfolio is to seek growth of capital.  There can be no assurance that either Portfolio will achieve its investment objective.  While both Portfolios make every effort to achieve their investment objectives, neither Portfolio can guarantee success and it is possible you could lose money by investing in either Portfolio.  After the reorganization is completed, it is expected that the combined fund will be managed according to the investment objective and policies of the AST Marsico Capital Growth Portfolio.

Subadvisers for the Portfolios.   The subadviser for Marsico Capital Growth Portfolio is Marsico Capital Management, LLC (“Marsico”).  In selecting investments for the Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape.  As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance, its franchise durability and pricing power, earnings/balance sheet fundamentals and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

Marsico may reduce or sell the Portfolio’s investments in companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

AIM Core Equity Portfolio is subadvised by A I M Capital Management, Inc. (“AIM”).  In selecting securities for the Portfolio, AIM looks for  equity securities, including convertible securities, of established companies that its portfolio managers believe have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

Principal Investment Policies.  The principal investment policies of both Portfolios are substantially similar.

The Marsico Capital Growth Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. The Portfolio generally defines large capitalization companies as stocks of companies with market capitalizations within the market capitalization range of the Russell 1000® Growth Index.  As of January 31, 2007, the market capitalization range of the Russell 1000® Growth Index was $1.1 billion to $448 billion.  The Portfolio will normally hold a core position of between 35 and 50 common stocks.   In addition to its core investments, the Portfolio also may typically invest in companies with more aggressive growth characteristics, and companies undergoing significant changes, e.g, the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may also invest “special situations” from time to time. A “special situation” arises when, in the opinion of the subadviser, the securities of a particular company will be recognized and increase in value due to a specific development, such as a technological breakthrough, management change or new product at that company. Investment in “special situations” carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

The AIM Core Equity Portfolio normally invests at least 80% of its investable assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

In addition to these principal investments, both Portfolios may invest to a lesser degree in preferred stocks, convertible securities, warrants, and debt securities when the Portfolio perceives an opportunity for capital growth from such securities.  Marsico Capital Growth Portfolio is limited to investing up to 10% of its total assets in debt securities.  Both Portfolios may invest in foreign equity and debt securities.  AIM Core Equity Portfolio is limited to investing up to 25% of its total assets in foreign securities.  For purposes of this restriction, AIM Core Equity Portfolio does consider American Depositary Receipts (ADRs) and similar receipts or shares traded in U.S. markets as foreign securities.

With the limitations noted below, both Portfolios may also pursue the following types of non-principal investment strategies and/or invest in the following types of securities:

•                  Preferred stock and bonds that have attached warrants.

•                  Convertible debt and convertible preferred stock.

•                  Mortgage-backed and asset-backed securities (Marsico Capital Growth Portfolio is limited to investing not more than 5% of its assets in high yield bonds, mortgaged-backed securities and asset-backed securities).

•                  Real estate investment trusts (“REITs”)(AIM Core Equity Portfolio, only, with the limitation that the Portfolio shall not invest more than 15% of its assets in REITs).

•                  Alternative investment strategies— including derivatives— to try to improve the Portfolio’s returns, to protect its assets or for short-term cash management.

•                  Purchase and sell options on equity or debt securities, stock indexes and foreign currencies.

•                  Purchase and sell stock index and foreign currency futures contracts and options on these futures contracts.

•                  Swaps.

•                  Repurchase agreements.

Temporary Investments. In response to adverse market, economic or political conditions, each Portfolio may temporarily invest up to 100% of its assets in money market instruments or U.S. Government securities. Investing heavily in these types of securities limits a Portfolio’s ability to achieve its investment objective, but can help preserve such Portfolio’s assets when the markets are unstable.

FEES AND EXPENSES OF THE AIM CORE EQUITY / AST MARSICO CAPITAL GROWTH PORTFOLIOS

The following table describes the fees and expenses that Contract owners may pay if they invest in the SP Portfolios and the AST Portfolios, as well as the projected fees and expenses of the AST Portfolios after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees (fees paid directly from your investment)

	AIM Core Equity Portfolio (1)	AST Marsico Capital Growth Portfolio (1),(2)	AST Marsico Capital Growth Portfolio Pro Forma Surviving (3)
Maximum sales charge (load) imposed on purchases	NA*	NA*	NA*
Maximum deferred sales charge (load)	NA*	NA*	NA*
Maximum sales charge (load) imposed on reinvested dividends	NA*	NA*	NA*
Redemption Fee	NA*	NA*	NA*
Exchange Fee	NA*	NA*	NA*

                  *       Because Portfolio shares are generally purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets)

	AIM Core Equity Portfolio (1)	AST Marsico Capital Growth Portfolio (1),(2)	AST Marsico Capital Growth Portfolio Pro Forma Surviving (3)
Management Fees	0.85%	0.90%	0.90%
Distribution (12b-1) fees	None	None	None
Other expenses	0.16%	0.09%	0.09%
Total annual portfolio operating expenses	1.01%	0.99%	0.99%

(1)  Expenses are based upon the expenses for the AIM Core Equity Portfolio for the twelve months ended June 30, 2007.

(2)  Expenses are based upon the expenses for the AST Marsico Capital Growth Portfolio for the twelve months ended June 30, 2007.  Shares of the AST Marsico Capital Growth Portfolio are generally purchased through variable insurance products. The Trust has entered into arrangements with the issuers of the variable insurance products offering the AST Marsico Capital Growth Portfolio under which the Trust compensates the issuers 0.10% for providing ongoing services to AST Marsico Capital Growth Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in “Other Expenses.” Subject to the expense limitations described below, 0.03% of the 0.10% administrative services fee is voluntarily waived for the AST Marsico Capital Growth Portfolio.  Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses for the AST Marsico Capital Growth Portfolio so that its total annual operating expenses do not exceed 1.35% of its average daily net assets. These voluntary arrangements may be discontinued or otherwise modified at any time.

(3)  The expenses for the AST Marsico Capital Growth Portfolio (Pro Forma Surviving) represent the estimated annualized expenses assuming the AST Marsico Capital Growth Portfolio had acquired all of the assets and assumed all of the liabilities of the AIM Core Equity Portfolio as of June 30, 2007.  After the Reorganization, the investment advisory fee paid by the AST Marsico Capital Growth Portfolio (Pro Forma Surviving) will be at the AST Marsico Capital Growth Portfolio’s contractual rate of 0.90%.

Expense Examples

The examples assume that you invest $10,000, that you receive a 5% return each year, and that the Portfolios’ total operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
AIM Core Equity Portfolio	$103	$354	$624	$1,396
AST Marsico Capital Growth Portfolio	$101	$315	$547	$1,213
AST Marsico Capital Growth Portfolio (Projected after the Reorganization)	$101	$315	$547	$1,213

RISKS OF INVESTING IN THE AIM CORE EQUITY AND AST MARSICO CAPITAL GROWTH PORTFOLIOS

Because both the SP AIM Core Equity Portfolio (“AIM Core Equity Portfolio”) and AST Marsico Capital Growth Portfolio (“Marsico Capital Growth Portfolio”) invest primarily in common stocks, each Portfolio is subject to the risks associated with stock investments, and each Portfolio’s share price therefore may fluctuate substantially. A Portfolio’s share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry).

Principal Risks of the Portfolios

•  The primary risk of both Portfolios is that the value of the stocks they hold will decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial. Accordingly, loss of money is a risk of investing in each of these Portfolios.

•  Prices of growth stocks tend to be higher in relation to their companies’ earnings. Further, because the prices of growth stocks tend to be based largely on future expectations, they may be more sensitive to market, political, and economic development than other stocks.

•  The risk to which either Portfolio is subject depends in part on the size of the companies in which the particular portfolio invests.  Market capitalization, which is the total market value of a company’s outstanding stock, is often used to classify companies based on size. The risk of the Marsico Capital Growth Portfolio is expected to be commensurate with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.  The risk of the AIM Core Equity Portfolio is expected to be commensurate with that of other funds using a growth strategy to invest in established companies of varying market capitalizations.  Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities of larger companies, in part because they may have limited product lines, markets, or financial resources.

PERFORMANCE OF THE AIM CORE EQUITY and AST MARSICO CAPITAL GROWTH PORTFOLIOS

A number of factors— including risk— can affect how a Portfolio performs. The bar charts and tables on the following pages demonstrate the risk of investing in the AIM Core Equity Portfolio and the AST Marsico Capital Growth Portfolio by showing how returns can change from year to year and by showing how each Portfolio’s average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that a Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the charts and tables on the following pages are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges. During certain periods shown, fee waivers and/or expense reimbursements may be in effect. Without such fee waivers and/or expense reimbursements, the returns for the Portfolio would have been lower.

AST Marsico Capital Growth Portfolio Annual Returns

Best Quarter	Worst Quarter
36.36% (4th quarter 1999)	-18.06% (3rd quarter 2001)

Average annual total returns for periods ended 12/31/06

	1 year	5 year	Since Inception (12/22/97)
Portfolio	7.24%	8.07%	8.82%
Standard & Poor’s 500 Index*	15.78%	6.18%	5.96%
Russell 1000 Growth Index**	9.07%	2.69%	2.98%

*The Standard & Poor’s 500 Composite Stock Price Index (Standard & Poor’s 500 Index) — an unmanaged index of 500 stocks of large U.S. companies — gives a broad look at how mid cap stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

**The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

AIM Core Equity Portfolio Annual Returns

Best Quarter	Worst Quarter
14.69% (2nd quarter 2003)	-21.41% (3rd quarter 2001)

Average Annual Returns (as of 12/31/06)

	1 Year	5 Years	Since Inception(9/22/00)
Portfolio	16.05%	6.74%	-1.62%
S&P 500 Index*	15.78%	6.18%	1.49%
Russell 1000 Growth Index**	15.46%	6.82%	1.63%
Lipper Variable Insurance Products (VIP) Large Cap Core Funds Average***	13.31%	5.22%	0.90%

*The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) — an unmanaged index of 500 stocks of large U.S. companies — gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

**The Russell 1000 Growth Index consists of the 1000 largest companies included in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest companies, as determined by market capitalization. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The “Since Inception” return reflects the closest calendar month-end return to the inception date of the Portfolio.

***The Lipper Average is calculated by Lipper Analytical Services, Inc. and reflects the return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would have been lower if they included the effect of product charges. The “Since Inception” return reflects the closest  calendar month-end return to the inception date of the Portfolio.

CAPITALIZATIONS OF THE AIM CORE EQUITY & AST MARSICO CAPITAL GROWTH PORTFOLIOS BEFORE AND AFTER THE REORGANIZATION

The following tables set forth as of June 30, 2007: (i) the capitalization of the AIM Core Equity Portfolio, (ii) the capitalization of the AST Marsico Capital Growth Portfolio and (iii) the pro forma capitalization of the AST Marsico Capital Growth Portfolio as adjusted to give effect to the Reorganization.

	AIM Core Equity Portfolio Portfolio	AST Marsico Capital Growth Portfolio		AST Marsico Capital Growth Portfolio Projected after Reorganization
	(unaudited)	(unaudited)	Adjustments	(unaudited)
Net assets (thousands)	$40,003	$4,886,043	(68)	$4,925,978
Total shares outstanding (thousands)	4,439	224,995	(2,639)	226,795
Net asset value per share	$9.01	$21.72		$21.72

MANAGEMENT OF THE PORTFOLIOS

This section describes the investment managers of SP Portfolios and the AST Portfolios. For a complete description of the investment managers of each AST Portfolio, you should read the Prospectus for that Portfolio included as Exhibit B.

Investment Managers of the AST Portfolios and the Trust.  AST Investment Services, Inc., (“AST”) One Corporate Drive, Shelton, Connecticut, serves as co-investment manager to all of the Portfolios of the Trust.  AST serves as co-manager of the Trust along with Prudential Investments LLC (“PI” and, collectively with AST, the “Investment Managers”). PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds.

The Trust’s Investment Management Agreements, on behalf of each Portfolio, with AST and PI (the “Management Agreements”), provide that the Investment Managers will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Trust uses a “manager-of-managers” structure.  Under that structure, the Investment Managers have engaged the subadvisers to conduct the investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities. The Investment Managers are responsible for monitoring the activities of the subadvisers and reporting on such activities to the Trustees. The Trust has obtained an exemption from the Securities and Exchange Commission (the “Commission”) that permits the Investment Managers, subject to approval by the Board of Trustees of the Trust, to change subadvisers for a Portfolio and to enter into new subadvisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Investment Managers and the Trustees.

Under normal conditions, the Investment Managers will determine the division of the assets of the Portfolios among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among the subadvisers as the Investment Managers deem appropriate. The Investment Managers may change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Investment Managers may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the subadvisers may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Portfolio or that certain subadvisers may simultaneously favor the same industry. The Investment Managers will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser buys a security as another subadviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The Investment Managers will consider these costs in determining the allocation of assets or cash flows. The Investment Managers will consider the timing of asset and cash flow reallocations based upon the best interests of each Portfolio and its shareholders.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreements is available in the Fund’s semi-annual report (for agreements approved during the six month period ended June 30) and in the Fund’s annual report (for agreements approved during the six month period ended December 31).

Investment Manager of the Fund.  Prudential Investments LLC (PI), a wholly-owned subsidiary of Prudential Financial, Inc., serves as the overall investment manager for the Fund. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. PI and its predecessors have served as manager and administrator to investment companies since 1987. As of December 31, 2006, PI served as the investment manager to all of the Prudential U.S. and offshore investment companies, and as manager or administrator to closed-end investment companies, with aggregate assets of approximately $106.6 billion.

The Fund uses a “manager-of-managers” structure similar to the Trust, which is described in the previous section.

Subadvisers of the Portfolios.  Information about the subadviser for each Portfolio is set forth below. The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of Trust securities by each portfolio manager.

Portfolios	Investment Subadviser(s)
SP Small Cap Growth Portfolio	Neuberger Berman Management Inc.
Eagle Asset Management

AST Small Cap Growth Portfolio	Neuberger Berman Management Inc.
Eagle Asset Management

SP T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.

AST T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.

SP Large Cap Value Portfolio	J.P. Morgan Investment Management, Inc.
Hotchkis and Wiley Capital Management LLC
Dreman Value Management LLC

AST Large Cap Value Portfolio	J.P. Morgan Investment Management, Inc.
Hotchkis and Wiley Capital Management LLC
Dreman Value Management LLC

SP AIM Core Equity Portfolio	AIM Capital Management, Inc.

AST Marsico Capital Growth Portfolio	Marsico Capital Management, LLC

SP Small Cap Growth Portfolio

AST Small Cap Growth Portfolio

Neuberger Berman Management Inc. is a wholly owned subsidiary of Neuberger Berman Inc. (“NBI”), which is a wholly owned subsidiary of Lehman Brothers Holdings Inc. (“LBHI”). LBHI, which trades on the New York Stock Exchange under the ticker symbol “LEH” through its subsidiaries (LBHI and its subsidiaries collectively “Lehman Brothers”), is one of the leading global investment banks, serving institutional, corporate, government and high net worth individual clients. Lehman Brothers, which is a registered broker-dealer, futures commission merchant and investment adviser, provides a full array of capital markets products, investment banking services and investment management and advisory services worldwide. Neuberger Berman and its affiliates had approximately $126.9 billion in assets under management as of December 31, 2006. Neuberger Berman’s address is 605 Third Avenue, New York, New York 10158.

Michael Fasciano, CFA, is responsible for the day-to-day management of the portion of the Portfolio advised by Neuberger Berman. Mr. Fasciano has been a managing director of Neuberger Berman since 2001. From 1986 through 2001, Mr. Fasciano was President of Fasciano Company,Inc. From 1983 to 1986, Mr. Fasciano was an analyst with BCS Financial Corporation. Mr. Fasciano has managed the portion of the Portfolio advised by Neuberger Berman since May 2005.

Eagle Asset Management (Eagle) is a wholly-owned subsidiary of Raymond James Financial,Inc. that was founded in 1976. Eagle employs approximately 44 investment professionals, and has approximately $13 billion in assets under management as of December 31, 2006. Eagle’s address is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The portfolio manager primarily responsible for management of the Eagle portion of the Portfolio is Bert L. Boksen, CFA. Mr. Boksen is Senior Vice President and Managing Director of Eagle. He earned a B.A. in Business from City College of New York in 1970, and an M.B.A. in Finance from St. John’s University in 1977. Mr. Boksen is a Chartered Financial Analyst. Since January 2002, Mr. Boksen has served as Manager and President of EB Management I, LLC, general partner of Investment Partnership. Since April 1995, Mr. Boksen has served as Senior Vice President of Eagle Asset Management,Inc. He has portfolio management responsibilities for the Small Cap Growth Equity accounts. Mr. Boksen was appointed Managing Director of Eagle in June 1999. Prior to joining Eagle, Mr. Boksen was Senior Vice President and Chief Investment Officer of Raymond James Associates, Inc., where he was Chairman of the Raymond James Focus Committee. Mr. Boksen has been a registered representative of Raymond James Associates, Inc., since 1979.

SP T. Rowe Price Large Cap Growth Portfolio

AST T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) and its affiliates managed approximately $334.7 billion in assets as of December 31, 2006, including $41.6 billion in assets managed by T. Rowe Price International, Inc. T. Rowe Price’s address is 100 East Pratt Street, Baltimore, Maryland 21202.

Robert W. Sharps has been responsible for the day-to-day management of the Portfolio since December 2005. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also the lead Portfolio Manager on the Large-Cap Growth Strategy Team in the Equity Division. Mr. Sharps serves as Executive Vice President and an Investment Advisory Committee member of the Growth Stock Fund. In addition, Mr. Sharps is a Vice President and Investment Advisory Committee member of the Blue Chip Growth Fund, Financial Services Fund, Growth Income Fund, and New America Growth Fund. He is also a member of the Investment Advisory Committee of the Tax-Efficient Growth Fund. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a B.S., summa cum laude, in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. Mr. Sharps has also earned the Chartered Financial Analyst designation and Certified Public Accountant accreditation.

SP Large Cap Value Portfolio

AST Large Cap Value Portfolio

Hotchkis and Wiley Capital Management LLC is a registered investment adviser, the primary members of which are HWCap Holdings, a limited liability company whose members are current and retired employees of Hotchkis and Wiley and Stephens-HW, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. As of December 31, 2006, Hotchkis and Wiley had approximately $35.6 billion in assets under management. Hotchkis and Wiley’s address is 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439.

Hotchkis and Wiley also manages institutional separate accounts and is the adviser and subadviser to other mutual funds. The investment process is the same for similar accounts, including the Portfolio and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of the subadviser’s investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the portion of each Large Cap Value Portfolio is managed by Hotchkis and Wiley’s investment team, Hotchkis and Wiley has identified the five portfolio managers with the most significant responsibility for each Large Cap Value Portfolio’s assets. Each individual has managed the portion of each Large Cap Value Portfolio assigned to Hotchkis and Wiley since January 2004, with the exception of Mr. Green, who has managed the Portfolio since February 2007. This list does not include all members of the investment team.

Sheldon Lieberman, George Davis, Patricia McKenna, Stan Majcher and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. They have authority to direct trading activity on the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of each Large Cap Value Portfolio’s cash flows, which includes directing the Portfolio’s purchases and sales to ensure that the Portfolio’s holdings remain reflective of the “target portfolio.”

Mr. Lieberman, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1994 as Portfolio Manager and Analyst. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of Hotchkis and Wiley, joined Hotchkis and Wiley in 1988 as Portfolio Manager and Analyst. Ms. McKenna, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1995 as Portfolio Manager and Analyst. Mr. Majcher, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1996 as Analyst and became Portfolio Manager in 1999. Mr. Green, currently Principal and Portfolio Manager of Hotchkis and Wiley, joined Hotchkis and Wiley in 1997 as Portfolio Manager and Analyst.

J.P. Morgan Investment Management Inc. is an indirect wholly-owned subsidiary of J.P. Morgan Chase Co., a publicly held bank holding company and global financial services firm. JP Morgan manages assets for governments, corporations, endowments, foundations and individuals worldwide. As of December 31, 2006, J.P. Morgan and its affiliated companies had approximately $1,013 billion in assets under management worldwide. J.P. Morgan’s address is 245 Park Avenue, New York, New York 10167.

Raffaele Zingone and Terance Chen are primarily responsible for the day-to-day management of the portion of each Large Cap Value Portfolio managed by J.P. Morgan. Mr. Zingone, Vice President of J.P. Morgan, is a portfolio manager in the U.S. Equity Group. He joined J.P. Morgan in 1991. Mr. Chen, Vice President of J.P. Morgan, is a portfolio manager in the U.S. Equity Group. He joined J.P. Morgan in 1994.  Mr. Zingone has managed each Large Cap Value Portfolio since January 2004.  Mr. Chen has managed each Large Cap Value Portfolio since May 2005.

Dreman Value Management LLC had approximately $13 billion in assets under management as of December 29, 2006. Dreman’s address is Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311.

David N. Dreman and E. Clifton Hoover, Jr. are the portfolio managers for the portion of each Large Cap Value Portfolio managed by Dreman.

David N. Dreman. Chairman and Chief Investment Officer of Dreman Value Management, L.L.C. and Co-Lead Portfolio Manager.

•                  Began investment career in 1957.

•                  Founder, Dreman Value Management, L.L.C.

•                  Mr. Dreman serves as the lead portfolio manager.

Mr. Dreman is the founder, and Chairman of Dreman Value Management, L.L.C. and also the firm’s Chief Investment Officer. Dreman Value Management, L.L.C., with $21.6 billion under management as of December 2006, focuses on the assets of mutual funds, pension, foundation and endowment funds, as well as high net-worth individuals. The Scudder-Dreman High Return Equity Fund, managed by Mr. Dreman, has been ranked as number one in the Equity-Income group by Lipper Analytical Services since the fund’s inception in March 18, 1988. Mr. Dreman founded his first investment firm, Dreman Value Management, Inc., in 1977 and served as its President and then Chairman to 1995, followed by a similar role at Dreman Value Advisors, Inc. from 1995 to 1997.

E. Clifton Hoover, Jr. Co-Chief Investment Officer and Co-Lead Portfolio Manager.

•                  Began investment career in 1985

•                  Mr. Hoover will serve as the co-lead portfolio manager

•                  E. Clifton Hoover, Jr. has over 20 years of investment experience managing portfolios for both large and small-sized companies.

Mr. Hoover joined Dreman from NFJ Investment Group, where he was Managing Director and a Portfolio Manager. Mr. Hoover successfully oversaw several Large and Small Cap portfolios at NFJ, where he had worked since 1997. In addition, he handled consultant relationship building and retail channel support From 1992-1997, he served as Vice President-Corporate Finance at Credit

Lyonnais, where he was responsible for the financial analysis and client servicing of a $5 billion diversified corporate portfolio. Prior to that, Mr. Hoover spent two years as a Financial Analyst for Citibank and five years as a Credit Analyst/Corporate Loan Officer for RepublicBank (now Bank of America). Mr. Hoover graduated with a Masters in Finance from Texas Tech University in 1985.

SP AIM Core Equity Portfolio

AST Marsico Capital Growth Portfolio

AIM Capital Management, Inc. (AIM Capital), a registered investment adviser, is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, an international investment management company based in London, with money managers in Europe, South America and the Far East. AIM Capital uses a team approach to investment management. As of December 31, 2006, AIM Capital and its affiliates managed approximately $149 billion in assets. AIM Capital’s address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Ronald S. Sloan, Senior Portfolio Manager, is primarily responsible for the day-to-day management of  SP AIM Core Equity  Portfolio. He has been responsible for the Portfolio since 2002. Mr. Sloan joined AIM Capital in 1998 from Verissimo Research and Management, where he served as president since 1993. He is a Chartered Financial Analyst and is assisted by the Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund’s portfolio, but do not have day-to-day management responsibilities with respect to the fund’s portfolio. Members of the team may change from time to time

Marsico Capital Management, LLC (Marsico) was organized in September 1997 as a registered investment adviser, became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001, and closed its repurchase from Bank of America Corporation on December 14, 2007.   Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2006, had approximately $83.7 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico’s address is 1200 17th Street, Suite 1600, Denver, Colorado 80202.

Thomas F. Marsico is the Chief Investment Officer of Marsico Capital Management and manages AST Marsico Capital Growth Portfolio.  Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

INVESTMENT MANAGEMENT FEES

The Reorganization, if approved by the shareholders of each of the SP Portfolios will:

For Small Cap Growth: result in a decrease in the management fee rate for current investors in the Small Cap Growth Portfolio from 0.95% to 0.90%.  During the twelve month period ended June 30, 2007, the AST Small Cap Growth Portfolio paid $1,251,865 in investment management fees to AST. If the fee rate applicable to the AST Small Cap Growth Portfolio had been in effect during the period, the Small Cap Growth Portfolio would have paid $1,186,057 in investment management fees to PI.

For T. Rowe Price Large Cap Growth an effective rate of: result in a decrease in the management fee rate for current investors in the T. Rowe Price Large Cap Growth Portfolio from 0.90% to an effective rate of 0.88%.  During the twelve month period ended June 30, 2007, the T. Rowe Price Large Cap Growth Portfolio paid $689,499 in investment management fees to the Investment Managers. If the fee rate applicable to the AST T. Rowe Price Large Cap Growth had been in effect during the period, the T. Rowe Price Large Cap Growth Portfolio would have paid $672,222 in investment management fees to PI.

For Large Cap Value: result in a decrease in the management fee rate for current investors in the Large Cap Value Portfolio from 0.80% to 0.75%.  During the twelve month period ended June 30, 2007, the AST Large Cap Value Portfolio paid $14,697,926 in investment management fees to the Investment Managers.  If the fee rate applicable to the AST Large Cap Value Portfolio had been in effect during the period, the Large Cap Value Portfolio would have paid $7,091,405 in investment management fees to PI.

For AIM Core Equity: result in an increase in the management fee rate for current investors in the AIM Core Equity Portfolio from 0.85% to 0.90%.  For the twelve month period ended June 30, 2007, the AIM Core Equity Portfolio paid $317,189 in investment management fees to the Investment Managers.  If the fee rate applicable to the AIM Core Equity Portfolio had been in effect during the period, the AIM Core Equity Portfolio would have paid $335,847 in investment management fees to PI.

INFORMATION ABOUT THE TRANSACTION

This section  describes the Reorganization for each of the SP Portfolios and their corresponding AST Portfolios. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons For The Reorganization

Based on a recommendation of the Investment Managers, the Trustees of the Fund and the Trust, including all of the Trustees who are not “interested persons” of the Fund or the Trust (the “Independent Trustees”), have unanimously approved each Reorganization and recommended that beneficial shareholders also approve the Reorganization.  The Trustees unanimously determined that the Reorganization would be in the best interests of the beneficial shareholders of the Portfolios, and that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization. The Investment Managers proposed the Reorganizations as part of an effort to consolidate certain SP Portfolios with similar AST Portfolios.  The Investment Managers provided the Trustees with detailed information regarding each Portfolio, including its management fee, total expenses, asset size and performance.  At a meeting held on November 14, 2007, the Board considered a number of factors, including the following:

Small Cap Growth Reorganization

•                  The Small Cap Growth Portfolios have similar investment objectives (i.e., they both seek long term capital growth);

•                  Each Small Cap Growth Portfolios use the same two subadvisers and employ identical investment strategies;

•                  The Small Cap Growth Portfolios have substantially similar investment policies and restrictions;

•                  The contractual investment management fee rate of the AST Small Cap Growth Portfolio (0.90%) is lower than that of the Small Cap Growth Portfolio (0.95%);

•                  The AST Small Cap Growth Portfolio is larger than the Small Cap Growth Portfolio, and shareholders of each Small Cap Growth Portfolio could benefit from the long-term economies of scale that may result from consummation of the Reorganization;

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the exchange of shares pursuant to the Plan is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of either of the Small Cap Growth Portfolios.

T. Rowe Price Large Cap Growth Reorganization

•                  The T. Rowe Price Large Cap Growth Portfolios have similar investment objectives (i.e., they both seek long term capital growth);

•                  The T. Rowe Price Large Cap Growth Portfolios use the same subadviser and employ identical investment strategies;

•                  The T. Rowe Price Large Cap Growth Portfolios have substantially similar investment policies and restrictions;

•                  The contractual investment management fee rate of the AST T. Rowe Price Large Cap Growth Portfolio (0.90% for assets up to 1 billion, and 0.85% for assets over 1 billion) is lower than that of the T. Rowe Price Large Cap Growth Portfolio (0.90%);

•                  The AST T. Rowe Price Large Cap Growth Portfolio is larger than the T. Rowe Price Large Cap Growth Portfolio, and shareholders of each T. Rowe Price Large Cap Growth Portfolio could benefit from the long-term economies of scale that may result from consummation of the Reorganization;

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the exchange of shares pursuant to the Plan is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of either of the T. Rowe Price Large Cap Growth Portfolios.

Large Cap Value Reorganization

•                  The Large Cap Value Portfolios have similar investment objectives (i.e., they both seek capital appreciation), although the AST Large Cap Portfolio also seeks current income and long-term growth of income;

•                  Each Large Cap Value Portfolios use the same three subadvisers and employ identical investment strategies;

•                  The Large Cap Value Portfolios have substantially similar investment policies and restrictions;

•                  The contractual investment management fee rate of the AST Large Cap Value Portfolio (0.75%) is lower than that of the Large Cap Value Portfolio (0.80%);

•                  Although the annualized operating expense ratio for the twelve months ended June 30, 2007 for the AST Large Cap Value Portfolio (0.84%) was slightly higher than that of the Large Cap Value Portfolio (0.83%), the Investment Managers have agreed to limit the annualized expense ratio of the AST Large Cap Value Portfolio to 0.83% for at least two years from the date of the Reorganization;

•                  The AST Large Cap Value Portfolio is larger than the Large Cap Value Portfolio, and shareholders of each Large Cap Value Portfolio could benefit from the long-term economies of scale that may result from consummation of the Reorganization;

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the exchange of shares pursuant to the Plan is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of either of the Large Cap Value Portfolios.

Core Equity – Capital Growth Reorganization

•                  The AIM Core Equity and AST Marsico Capital Growth Portfolios have similar investment objectives (i.e., they both seek long term capital growth);

•                  The AIM Core Equity and AST Marsico Capital Growth Portfolios have substantially similar investment policies and restrictions;

•                  Although the contractual investment management fee rate of the AST Marsico Capital Growth Portfolio (0.90%) is higher than that of the AIM Core Equity Portfolio (0.85%), the total annual portfolio operating expenses of the AST Marsico Capital Growth Portfolio was lower than that of the AIM Core Equity Portfolio (based on the twelve months ended June 30, 2007);

•                  The AST Marsico Capital Growth Portfolio is larger than the AIM Core Equity Portfolio, and shareholders of each AIM Core Equity Portfolio could benefit from the long-term economies of scale that may result from consummation of the Reorganization;

•                  Assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, the exchange of shares pursuant to the Plan is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of either of the Portfolios.

For the reasons discussed above, the Board of Trustees unanimously recommends that you vote FOR each Plan.

If shareholders of each of the particular SP Portfolios do not approve the Plan, the Board will consider other possible courses of action, including, among others, consolidation of such SP Portfolio with one or more portfolios of the Fund or Trust, other than the corresponding AST Portfolio, or unaffiliated funds.

Closing of each Reorganization

If shareholders of each SP Portfolio approve the Plan, the Reorganization will take place after various conditions are satisfied by the Fund on behalf of the SP Portfolio and the corresponding AST Portfolio, including the preparation of certain documents. The Trust will determine a specific date for the actual Reorganization to take place. This is called the “closing date.” If the shareholders of an SP Portfolio do not approve the Plan, the Reorganization will not take place for that particular SP Portfolio, and the Board will consider alternative courses of actions, as described above.

If the shareholders of each SP Portfolio approve the Plan, the SP Portfolio will deliver to the corresponding AST Portfolio all of its assets on the closing date. Prudential then will make a conforming exchange of units between the applicable sub-accounts in its separate accounts. As a result, shareholders of the SP Portfolio will beneficially own shares of the corresponding AST Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the AST Portfolio. The stock transfer books of the SP Portfolio will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the SP Portfolio may be submitted at any time before the close of the NYSE on the closing date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. It may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval by shareholders of the SP Portfolio.

Expenses of the Reorganization

As stated above, the expenses resulting from each Reorganization will be paid by the respective Portfolios. Each Portfolio will bear its pro rata expense related to the Reorganization (based on the net assets of the relevant Portfolios).  The estimated expenses to be borne by the Portfolios are summarized below.

Portfolio	Estimated Reorganization Related Expenses
SP Small Cap Growth Portfolio	32,715
AST Small Cap Growth Portfolio	39,680
SP T. Rowe Price Large Cap Growth Portfolio	3,835
AST T. Rowe Price Large Cap Growth Portfolio	68,317
SP Large Cap Value Portfolio	21,555
AST Large Cap Value Portfolio	54,650
SP AIM Core Equity Portfolio	606
AST Marsico Capital Growth Portfolio	67,374

PI expects that the portfolio securities of each SP Portfolio will be transferred in-kind to the corresponding AST Portfolio.

Federal Income Tax Consideration of each Reorganization

Each Portfolio currently intends to be treated as a partnership for federal income tax purpose. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the participating insurance companies (“Participating Insurance Companies”) and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders.  In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Fund, including the application of state and local taxes.

Each Portfoilo of the Trust and each Portfolio of the Fund complies with the diversification requirements of Section 817(h) of the Code. In general, each Portfolio declares and distributes any net realized long- and short-term capital gains at least annually, either during or after the close of the Portfolio’s fiscal year. Distributions are made to the various separate accounts (not to Contract owners) in the form of additional shares (not in cash)

Each Reorganization may entail various consequences, which are discussed under the caption “Federal Income Tax Consequences of each Reorganization.”

Federal Income Tax Consequences of each Reorganization

The following discussion is applicable to each Reorganization.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free transaction under the Code.  In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for federal income tax purposes even if the Reorganization did not qualify as a tax-free transaction.  It is a condition to each Portfolio's obligation to complete the Reorganization that the Portfolios will have received an opinion from Shearman & Sterling LLP, special tax counsel to the Trust, based upon representations made by each Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for federal income tax purposes.

Each Portfolio is treated as a partnership for federal income tax purposes.  Based on such treatment and certain representations made by the SP Portfolio and the AST Portfolio relating to the Reorganization, for federal income tax purposes (references to “shareholders” are to the Participating Insurance Companies):

1.             The transfer by the SP Portfolio of all of its assets to the AST Portfolio, in exchange solely for AST Portfolio Shares, the assumption by the AST Portfolio of all of the liabilities of the SP Portfolio, and the distribution of the AST Portfolio Shares to the shareholders of the SP Portfolio in complete liquidation of the SP Portfolio, should be tax-free to the shareholders of the SP Portfolio.

2.             The shareholders of the SP Portfolio should not recognize gain or loss upon the exchange of all of their shares solely for AST Portfolio Shares, as described in this Proxy Statement and the Plan.

3.             No gain or loss should be recognized by the SP Portfolio upon the transfer of its assets to the AST Portfolio in exchange solely for AST Portfolio Shares and the assumption by the AST Portfolio of the liabilities, if any, of the SP Portfolio. In addition, no gain or loss should be recognized by the SP Portfolio on the distribution of such AST Portfolio Shares to the shareholders of the SP Portfolio (in liquidation of the SP Portfolio).

4.             No gain or loss should be recognized by the AST Portfolio upon the acquisition of the assets of the SP Portfolio in exchange solely for AST Portfolio Shares and the assumption of the liabilities, if any, of the SP Portfolio.

5.             The AST Portfolio's tax basis for the assets acquired from the SP Portfolio should be the same as the tax basis of these assets when held by the SP Portfolio immediately before the transfer, and the holding period of such assets acquired by the AST Portfolio should include the holding period of such assets when held by the SP Portfolio.

6.             An SP Portfolio's shareholder's tax basis for the AST Portfolio Shares to be received by it pursuant to the Reorganization should be the same as its tax basis in the SP Portfolio shares exchanged therefor, reduced or increased by any net decrease or increase, as the case may be, in such shareholder’s share of the liabilities of the Portfolios as a result of the Reorganization.

7.             The holding period of the AST Portfolio Shares to be received by the shareholders of the SP Portfolio should include the holding period of their SP Portfolio shares exchanged therefor, provided such SP Portfolio shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service (IRS) or the courts. Shareholders of the SP Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

Contract owners should consult the prospectuses of their Contracts on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to the federal income tax consequences.

Characteristics of the AST Portfolio Shares

Shares of the AST Portfolios will be distributed to shareholders of the respective SP Portfolios and will have substantially similar legal characteristics as the shares of the SP Portfolios with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Because each SP Portfolio is organized as a series of a Delaware trust and each AST Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Delaware law, shareholders of each SP Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, AST’s Declaration of Trust disclaims shareholder liability for acts or obligations of any AST Portfolio and provides for indemnification of any Shareholder held liable.  As such, shareholders would normally have no personal liability for the Portfolio’s acts or obligations. Under Delaware law, shareholders of a Delaware statutory trust are governed by the trust instrument. Prudential Series Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund Portfolio and provides for indemnification of any Shareholder held liable.

VOTING INFORMATION

Approval of each Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Meeting, or (ii) a majority of the shares entitled to vote.  Pursuant to the Declaration of Trust, the holders of one-third of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of the SP Portfolios beneficially owned at the close of business on the Record Date. If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

In accordance with requirements of the Securities and Exchange Commission (“SEC”), each Participating Insurance Company, as record owner of the shares of the Portfolio, will vote the shares for which it does not receive instruction from the Contract owner beneficially owning the shares, and the Participating Insurance Company will vote those shares (for the respective Proposal, against the respective Proposal, or abstain) in the same proportion as the votes cast in accordance with instructions received from Contract owners (“Shadow Voting”). The presence at the Meeting of the Participating Insurance Companies affiliated with PI will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote.  No minimum response is required from the Contract owners before Shadow Voting is applied.  An abstention is not counted as an affirmative vote of the type necessary to approve a Proposal and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the Proposal.

How to Vote

You can vote your shares in any one of three ways:

•  By mail, with the enclosed proxy card,

•  In person at the Meeting, or

•  By phone.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted by Prudential in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions, or by voting in person at the Meeting.

Other Matters

The Board of Trustees of the Fund does not intend to bring any matters before the Meetings other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meetings by others. If any other matter legally comes before any of the Meetings, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Fund or the Participating Insurance Company. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Fund may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Fund may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE FUND, TRUST AND THE PORTFOLIOS

The SP Portfolios are series of The Prudential Series Fund and the AST Portfolios are separate series of Advanced Series Trust; both of which are open-end management investment companies registered with the SEC under the Investment Company Act. Each Portfolio is, in effect, a separate mutual fund.

Additional information about the AST Portfolios is included in Exhibit B.

Additional information about the SP Portfolios is included in the prospectus for the Fund, dated May 1, 2007, and the portions of that prospectus relating to the SP Portfolios described herein are incorporated herein by reference. Further information about both Portfolios is included in the Statement of Additional Information of the Fund, dated May 1, 2007, and the portions of that document relating to the Portfolios are incorporated herein by reference. These documents are available upon request and without charge by calling 800-752-6342 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The Fund, on behalf of the Portfolios, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. The Fund also prepares an annual report, which includes the management discussion and analysis. The annual report is available both from the SEC and from the Fund. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the

SEC located in New York City at 233 Broadway, New York, NY 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, all of the shares of SP Portfolios and the AST Portfolios are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. As noted above, the Participating Insurance Company is required to offer Contract owners the opportunity to instruct it as to how to vote Portfolio shares. The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of any Portfolio.

Portfolio	Beneficial Owner Name*	Address	Percent Ownership
SP Small Cap Growth
AST Small Cap Growth

SP AIM Core Equity
AST Marsico Capital Growth

SP Large Cap Value
AST Large Cap Value

SP T. Rowe Price Large Cap Growth
AST T. Rowe Price Large Cap Growth

*  As defined by the Commission, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of the Fund, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A  Form of Agreement and Plan of Reorganization by and between Advanced Series Trust and The Prudential Series Fund

B  Prospectus for the Advanced Series Trust Portfolios, dated May 1, 2007.

The Prospectus for the Advanced Series Trust Portfolios described above is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.  For purposes of this EDGAR filing it is filed with Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

C  Annual Report for the Advanced Series Trust Portfolios dated December 31, 2006.

Advanced Series Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.  For purposes of this EDGAR filing, this Shareholder Report is incorporated herein by reference to the electronic filing of Form N-SAR made on March 1, 2007.

EXHIBIT A TO PROSPECTUS/PROXY STATEMENT

Form of Agreement and Plan of Reorganization by and between Advanced Series Trust and The Prudential Series Fund

Exhibit A

ADVANCED SERIES TRUST

THE PRUDENTIAL SERIES FUND

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this          day of               , 200   by and between Advanced Series Trust (“AST”), a business trust organized under the laws of the State of Massachusetts on behalf of all its portfolios listed in Schedule A to this Plan (each, an “Acquiring Portfolio”), and The Prudential Series Fund, a Delaware statutory trust (“PSF”) on behalf of all its portfolios listed in Schedule A to this Plan (each, a “Target Portfolio”), each having its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. Together, the Target Portfolios and Acquiring Portfolios are referred to as the “Portfolios.”

The reorganization for each Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares, par value $0.001 each, of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by AST and PSF on behalf of each Acquiring Portfolio and each corresponding Target Portfolio, as applicable:

1.                                      Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a)                                  Subject to the terms and conditions of this Plan, AST shall:  (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all the liabilities of the Target Portfolio as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b)                                 The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquiring Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c)                                  Subject to the terms and conditions of this Plan, AST on behalf of the Acquiring Portfolio shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d)                                 Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of AST relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.                                      Valuation.

(a)                                  The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in AST’s current effective prospectus.

(b)                                 The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

(c)                                  The net asset value of a share of the Target Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in PSF’s current effective prospectus.

3.                                      Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be May 30, 2008, or such later date as determined by AST’s officers. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. PSF on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, PSF on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. AST on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of PSF, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as PSF on behalf of Target Portfolio may request.

4.                                      Representations and Warranties by PSF on behalf of each Target Portfolio.

PSF makes the following representations and warranties about each Target Portfolio:

(a)                                  The Target Portfolio is a series of PSF, a Delaware statutory trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. PSF is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)                                 PSF on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c)                                  The financial statements appearing in PSF’s Annual Report to Shareholders for the fiscal year ended December 31, 2007, audited by KPMG LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)                                 PSF has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e)                                  PSF on behalf of the Target Portfolio is not a party to or obligated under any provision of PSF’s Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)                                    The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g)                                 The Target Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h)                                 The Target Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, and 3406 of the Code.

(i)                                     At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(j)                                     Except as may be disclosed in PSF’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any of the Target Portfolios.

(k)                                  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolios.

(l)                                     The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of PSF’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5.                                      Representations and Warranties by AST on behalf of each Acquiring Portfolio.

AST makes the following representations and warranties about each Acquiring Portfolio:

(a)                                  The Acquiring Portfolio is a series of AST, a business trust organized under the laws of the State of Massachusetts validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)                                 AST on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, par value $0.001, each outstanding share of which has full voting rights and is freely paid, non-assessable, and fully transferable.

(c)                                  The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2007, audited by KPMG LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)                                 AST has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e)                                  AST on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of AST’s Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)                                    The Acquiring Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g)                                 The statement of assets and liabilities to be created by AST for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(h)                                 At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(i)                                     Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolios.

                                                (j)                                     There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolios.

                                                (k)                                  The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

                                                (l)                                     AST anticipates that consummation of this Plan will not cause the Acquiring Portfolios to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6.                                       Intentions of PSF on behalf of the Portfolios

                                                (a)                                  At the Closing, PSF on behalf of the Target Portfolios intends to have available a copy of the shareholder ledger accounts, certified by PSF’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

7.                                      Intentions of AST on behalf of the Portfolios.

                                                (a)                                  AST intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(b)                                 AST intends that each Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

                                                (c)                                  AST on behalf of the Target Portfolios intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolios.

                                                (d)                                 AST intends that, by the Closing, each of the Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                                                (e)                                  AST intends to mail to each shareholder of each Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

                                                (f)                                    AST intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Target Portfolios, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.                                      Conditions Precedent to be Fulfilled by PSF and AST on behalf of the Portfolios.

                                                The consummation of the Plan with respect to each Acquiring Portfolio and each Target Portfolio shall be subject to the following conditions:

                                                (a)                                  That:  (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST and PSF on behalf of the Portfolios shall occur prior to the Closing; and (iii) AST and PSF shall each execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

                                                (b)                                 That the form of this Plan shall have been adopted and approved by the appropriate action of the Boards of Trustees of AST and PSF on behalf of the Portfolios.

                                                (c)                                  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

                                                (d)                                 That at or immediately prior to the Closing, each Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Portfolio’s shareholders all of such Target Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

                                                (e)                                  That there shall be delivered to AST on behalf of the Portfolios an opinion from Shearman & Sterling LLP, in form and substance satisfactory to AST, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain at a minimum the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST and PSF with regard to matters of fact.

(f)                                    That there shall be delivered to AST on behalf of the Portfolios an opinion in form and substance satisfactory to it from Goodwin Procter LLP, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, receivership, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights and subject to the general principles of equity:

                                                                                                (1)                                  AST is a business trust validly existing under the laws of the Commonwealth of Massachusetts and has the trust power under its Declaration of Trust and By-laws to conduct the Target Portfolios’ business as described in the current prospectus of the Target Portfolios and to enter into this Plan and perform its obligations hereunder;

                                                                                                (2)                                  Each Acquiring Portfolio has been duly established and designated as a separate series of AST in accordance with the Declaration of Trust and By-laws of AST;

                                                                                                (3)                                  Acquiring Portfolio Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by AST or the Acquiring Portfolios;

                                                                                                (4)                                  All actions required to be taken by AST and/or Portfolios to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of AST and the Acquiring Portfolios;

                                                                                                (5)                                  Neither the execution, delivery, nor performance of this Plan by AST violates any provision of the Declaration of Trust, the By-laws or the provisions of any investment advisory or principal underwriting agreement applicable to the Acquiring Portfolios;

(6)                                  This Plan is a legal, valid, and binding obligation of AST and each Acquiring Portfolio and is enforceable against AST and/or each Acquiring Portfolio in accordance with its terms; and

                                                                                                (7)                                  The Registration Statement is, at the time of the signing of the opinion, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of AST and certifications and statements of governmental officials. Counsel may limit the opinions set forth above to the laws of the United States of America and the Commonwealth of Massachusetts excluding the securities laws of any state and state or federal anti-fraud laws.

                                                (g)                                 That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                                                (h)                                 That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

9.                                      Expenses.

                                                (a)                                  AST represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

                                                (b)                                 The expenses of entering into and carrying out the provisions of this Plan shall be borne by the Portfolios, pro rata based on net assets of the Portfolios.

10.                               Termination; Postponement; Waiver; Order.

(a)                                  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Target Portfolio) prior to the Closing, or the Closing may be postponed by AST or PSF on behalf of a Portfolio by resolution of the Board of Trustees of AST or PSF, as applicable, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)                                 If the transactions contemplated by this Plan have not been consummated by December 31, 2008, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST and PSF on behalf of the relevant Portfolios.

(c)                                  In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither AST nor PSF, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)                                 At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by PSF’s or AST’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)                                  If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST or PSF on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolios, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued a Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless PSF on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.                               Entire Plan and Amendments.

This Plan embodies the entire plan of AST and PSF on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST and PSF. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST or PSF on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.                               Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to either AST or PSF at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Attention:  Secretary.

13.                               Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

Attest:	ADVANCED SERIES TRUST
on behalf of the Acquiring Portfolios listed in Schedule A

By:
Title:

Attest:	THE PRUDENTIAL SERIES FUND
on behalf of the Target Portfolios listed in Schedule A

By:
Title:

Schedule A

Portfolios of The Prudential Series Fund

(each, a Target Portfolio)

PSF-SP AIM Core Equity Portfolio

PSF-SP Large Cap Value Portfolio

PSF-SP Small Cap Growth Portfolio

PSF-SP T. Rowe Price Large Cap Growth Portfolio

Portfolios of Advanced Series Trust

(each, an Acquiring Portfolio)

AST Marsico Capital Growth Portfolio

AST Large-Cap Value Portfolio

AST Small-Cap Growth Portfolio

AST T. Rowe Price Large Cap Growth Portfolio

EXHIBIT B TO PROSPECTUS/PROXY STATEMENT

B-1

EXHIBIT C TO PROSPECTUS/PROXY STATEMENT

C-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/PROXY STATEMENT

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

Dated January 25, 2008

Reorganization of the SP Small Cap Growth Portfolio
into the AST Small-Cap Growth Portfolio

Reorganization of the
SP T. Rowe Price Large Cap Growth Portfolio
into the AST T. Rowe Price Large-Cap Growth Portfolio

Reorganization of the SP Large Cap Value Portfolio
into the AST Large Cap Value Portfolio

Reorganization of the SP AIM Core Equity Portfolio
into the AST Marsico Capital Growth Portfolio

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of the SP Small Cap Growth Portfolio, the SP T. Rowe Price Large Cap Growth Portfolio, the SP Large Cap Value Portfolio, and the SP AIM Core Equity Portfolio (each, an “SP Portfolio” and collectively, the “SP Portfolios”), each a series of The Prudential Series Fund (the “Fund”) and Prospectus of the AST Small-Cap Growth Portfolio, the AST T. Rowe Price Large-Cap Growth Portfolio, the AST Large-Cap Value Portfolio, and the AST Marsico Capital Growth Portfolio (each, an “AST Portfolio” and collectively, the “AST Portfolios”), each a series of Advanced Series Trust (the “Trust”), dated January 25, 2008.

This SAI relates specifically to the proposed transfer of all of each SP Portfolio’s assets to the corresponding AST Portfolio in exchange for the AST Portfolio’s assumption of all of the SP Portfolio’s liabilities and the AST Portfolio’s issuance to the SP Portfolio of shares of beneficial interest in that AST Portfolio (the “AST Portfolio Shares”).  The AST Portfolio Shares received by an SP Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the SP Portfolio shares that are outstanding immediately prior to such reorganization transaction.  Each reorganization transaction also provides for the distribution by the SP Portfolio, on a pro rata basis, of such AST Portfolio Shares to its shareholders in complete liquidation of such SP Portfolio.  A vote in favor of the Plan by the shareholders of an SP Portfolio will constitute a vote in favor of the liquidation of the applicable SP Portfolio and the termination of such SP Portfolio as a separate series of the Fund.

This SAI consists of this Cover Page, information on investment restrictions, the Statement of Additional Information on Form N-1A of the Trust dated May 1, 2007, which is incorporated herein by reference (which means that those portions are legally part of this SAI), and the pro forma financial statements for each SP Portfolio and each AST Portfolio after giving effect to the proposed reorganizations.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated January 25, 2008, which relates to the above-referenced reorganization transactions.  You can request a copy of the Prospectus/Proxy Statement by calling 800-752-6342 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.  The Securities and Exchange Commission (“SEC”) maintains a website (www.sec.gov) that contains the SAI and other material incorporated by reference and considered part of this Prospectus/Proxy Statement, together with other information regarding the Fund and the Trust.

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INVESTMENT RESTRICTIONS

SMALL CAP GROWTH PORTFOLIOS

The fundamental investment restrictions for the AST Small Cap Growth Portfolio are substantially similar to the fundamental investment restrictions for the SP Small Cap Growth Portfolio.

As a matter of fundamental policy, the AST Small-Cap Growth Portfolio may not:

1.     issue senior securities, except as permitted under the 1940 Act.

2.     borrow money, except that a Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio’s investment objective and policies; provided that the combination of  (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, a Portfolio may borrow from persons to the extent permitted by applicable law, including the Investment Company Act of 1940, or to the extent permitted by any exemption from the Investment Company Act of 1940 that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3.     underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

4.     purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5.     purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

6.     make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act of 1940 or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7.     purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto). The AST Cohen & Steers Realty Portfolio will invest at least 25% of its total assets in securities of companies engaged in the real estate business.

8.     with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total  assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restrictions (2)and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. With respect to investment restriction (6), the restriction on making loans is not considered to limit a Portfolio’s investments in loan participations and assignments.

As a matter of fundamental policy, the Small Cap Growth Portfolio may not:

1.     Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation,

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and except that the Portfolios may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. None of the Portfolios will buy or sell commodities or commodity contracts, except that a Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

2.     Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. None of the Portfolios will issue senior securities, borrow money or pledge assets, except as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Directors pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

3.     Make loans, except through loans of assets of a Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt  securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

4.     Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

5.     Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes   of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

Consistent with item 2 above, the Fund has entered into a $500 million revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on October 26, 2007, is an arrangement with PNC Bank, National Association and The Bank of New York.

Whenever any fundamental investment policy or restriction states a maximum percentage of a Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

As a matter of non-fundamental policy, the AST Small Cap Growth Portfolio may not:

1.     Change its policy to invest at least 80% of the value of its assets in small capitalization companies unless it provides 60 days prior written notice to its shareholders.

2.     Invest for the purpose of exercising control or management of another issuer.

3.     Purchase securities of other investment companies, except in compliance with the 1940 Act.

4.     Invest more than 15% of its net assets in illiquid securities.

As a matter of non-fundamental policy, the Small Cap Growth Portfolio may not:

1.     Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that any Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the SEC.

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2.     Make short sales of securities or maintain a short position, in excess of  5% of their total assets.  The Portfolios may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

3.     Enter into reverse repurchase agreements if, as a result, the Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

4.     Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

5.     Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant  to SEC regulations and guidelines, as they may be revised from time to time.

LARGE CAP GROWTH PORTFOLIOS

The fundamental investment restrictions for the AST T. Rowe Price Large Cap Growth Portfolio are substantially similar to the fundamental investment restrictions for the SP T. Rowe Price Large Cap Growth Portfolio.

As a matter of fundamental policy, the AST T. Rowe Price Large Cap Growth Portfolio may not:

1.     issue senior securities, except as permitted under the 1940 Act.

2.     borrow money, except that a Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio’s investment objective and policies; provided that the combination of  (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, a Portfolio may borrow from persons to the extent permitted by applicable law, including the Investment Company Act of 1940, or to the extent permitted by any exemption from the Investment Company Act of 1940 that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3.     underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

4.     purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5.     purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

6.     make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act of 1940 or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7.     purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

8.     with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total  assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

4

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restrictions (2) and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions. With respect to investment restriction (6), the restriction on making loans is not considered to limit a Portfolio’s investments in loan participations and assignments.

As a matter of fundamental policy, the Small Cap Growth Portfolio may not:

1.     Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Portfolios may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. None of the Portfolios will buy or sell commodities or commodity contracts, except that a Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

2.     Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. None of the Portfolios will issue senior securities, borrow money or pledge assets, except as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Directors pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

3.     Make loans, except through loans of assets of a Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt  securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

4.     Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

5.     Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes   of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

Consistent with item 2 above, the Fund has entered into a $500 million revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on October 26, 2007, is an arrangement with PNC Bank, National Association and The Bank of New York.

Whenever any fundamental investment policy or restriction states a maximum percentage of a Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

As a matter of non-fundamental policy, the AST T. Rowe Price Large Cap Growth Portfolio may not:

1.     Purchase or sell real estate limited partnership interests.

2.     Invest more than 20% of its total assets in below investment grade, high-risk bonds, including bonds in default or those with the lowest rating;

3.     Invest in companies for the purpose of exercising management or control;

5

4.     Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act; or

5.     Effect short sales of securities.

In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. The Portfolio is subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Portfolio’s total assets may be invested in such securities.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Portfolio’s repurchase agreement procedures, not repurchase commitments entered into for general investment purposes. If a percentage restriction on investment or utilization of assets as set forth under “Investment Restrictions” and “Investment Policies” above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of Portfolio’s assets will not be considered a violation of the restriction.

As a matter of non-fundamental policy, the T. Rowe Price Large Cap Growth Portfolio may not:

1.     Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that any Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the SEC.

2.     Make short sales of securities or maintain a short position, in excess of  5% of their total assets.  The Portfolios may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

3.     Enter into reverse repurchase agreements if, as a result, the Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

4.     Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

5.     Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant  to SEC regulations and guidelines, as they may be revised from time to time.

LARGE CAP VALUE PORTFOLIOS

The fundamental investment restrictions for the AST Large Cap Value Portfolio are substantially similar to the fundamental investment restrictions for the SP Large Cap Value Portfolio.

As a matter of fundamental policy, the AST Large Cap Value Portfolio may not:

1.     Borrow money except from persons to the extent permitted by applicable law including the Investment Company Act, or to the extent permitted by any exemption from the Investment Company Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance, in excess of 33 1/3% of the value of its total net assets, and when borrowing, it is for temporary or emergency purposes;

2.     Buy or sell real estate, commodities, commodity contracts (however, the AST Large Cap Value Portfolio may purchase securities of companies investing in real estate);

3.     Purchase securities if the purchase would cause the AST Large Cap Value Portfolio, at the time, with respect to 75% of its total assets, to have more than 5% of its total assets invested in the securities of any one company or to own more than 10% of the voting securities of any one company (except obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies);

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4.     Make loans, except that the AST Large Cap Value Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33-1/3% of the total assets of the Portfolio taken at market value; (ii) purchase money market securities and enter into repurchase agreements; (iii) acquire publicly distributed or privately placed debt securities; and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act of 1940 or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance;

5.     Invest more than 25% of the value of the AST Large Cap Value Portfolio’s assets in one particular industry;

6.     Underwrite securities issued by others except to the extent that the AST Large Cap Portfolio may be deemed an underwriter when purchasing or selling securities; or

7.     Issue senior securities.

As a matter of fundamental policy, the SP Large Cap Value Portfolio may not:

1.     Issue senior securities, except as permitted under the Investment Company Act, as amended;

2.     Borrow money, except that the SP Large Cap Value Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

3.     Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities or in connection with investments in other investment companies;

4.     Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the SP Large Cap Value Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

5.     Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the SP Large Cap Value Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

6.     Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the SP Large Cap Value Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

7.     Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

As a matter of non-fundamental policy, under normal circumstances, at least 80% of the value of each Large Cap Value Portfolio’s net assets will be invested in large capitalization companies.

In addition, as a matter of non-fundamental policy, the AST Large Cap Value Portfolio may not:

1.     Borrow for temporary or emergency purposes in amounts not exceeding 10% of total AST Large Cap Value Portfolio assets.

2.     Hold more than 25% of total AST Large Cap Value Portfolio assets can be held as collateral for short sales at any one time.

3.     Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

In addition, as a matter of non-fundamental policy, the SP Large Cap Value Portfolio may not:

1.     Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that the SP Large Cap Value Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the SEC.

7

2.     Make short sales of securities or maintain a short position, except that the SP Large Cap Value Portfolio may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

3.     Enter into reverse repurchase agreements if, as a result, the SP Large Cap Value Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

4.     Pledge or mortgage assets, except that no more than 10% of the value of the SP Large Cap Value Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowings and except that the SP Large Cap Value Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

5.     Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

AIM CORE EQUITY and AST MARSICO CAPITAL GROWTH PORTFOLIOS

The fundamental investment restrictions for the AST Marsico Capital Growth Portfolio are substantially similar to the fundamental investment restrictions for the SP AIM Core Equity Portfolio.

As a matter of fundamental policy, the AST Marsico Capital Growth Portfolio may not:

1.     Issue senior securities, except as permitted under the 1940 Act.

2.     Borrow money, except that the Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio’s investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, the Portfolio may borrow from persons to the extent permitted by applicable law, including the Investment Company Act of 1940, or to the extent permitted by any exemption from the Investment Company Act of 1940 that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3.     Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

4.     Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5.     Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit the Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

6.     Make loans, except that the Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act of 1940 or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7.     Purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

8.     With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total

8

assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

As a matter of fundamental policy, the SP AIM Core Equity Portfolio  may not:

1.     Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The Portfolio will not buy or sell commodities or commodity contracts, except that the Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

2.     Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. The Portfolio will not issue senior securities, borrow money or pledge assets, except as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Directors pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

3.     Make loans, except through loans of assets of the Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the Investment Company Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

4.     Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

5.     Purchase securities of a company in any industry if, as a result of the purchase, the Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

In addition, as a matter of non-fundamental policy, the AST Marsico Capital Growth  Portfolio may not:

1.     Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

2.     Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

3.     Mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value, provided that this limitation does not apply to (i) reverse repurchase agreements; (ii) deposits of assets on margin; (iii) guaranteed positions in futures, options, swaps or forward contracts; or (iv) the segregation of assets in connection with such contracts.

4.     Purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees of the Trust, or the subadviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.

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5.     Invest in companies for the purpose of exercising control or management.

As a matter of non-fundamental investment policy, the SP AIM Core Equity Portfolio normally invests at least 80% of its investable assets(net assets plus borrowings for investment purposes)  in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

In addition, as a matter of non-fundamental policy, the SP AIM Core Equity Portfolio may not:

1.     Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that any Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the SEC.

2.     Make short sales of securities or maintain a short position, except that the SP AIM Core Equity may sell securities short up to 5% of its total assets, and except that the Portfolio may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

3.     Enter into reverse repurchase agreements if, as a result, the Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

4.     Pledge or mortgage assets, except that no more than 10% of the value of the Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that the Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

5.     Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

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S-2          Attachment to SAI

F-1          Pro Forma Financial Statements of the Small Cap Growth Reorganization (unaudited)

F-2          Pro Forma Statement of Operations for the Small Cap Growth Reorganization (unaudited)

F-3          Pro Forma Statements of Assets and Liabilities for the Small Cap Growth Reorganization (unaudited)

F-4          Pro Forma Portfolio of Investments for the Small Cap Growth Reorganization (unaudited)

F-10        Notes to Pro Forma Financial Statements for the Small Cap Growth Reorganization (unaudited)

F-11       Pro Forma Financial Statements of the Large Cap Value Reorganization (unaudited)

F-12          Pro Forma Statement of Operations for the Large Cap Value Reorganization (unaudited)

F-13          Pro Forma Statements of Assets and Liabilities for the Large Cap Value Reorganization (unaudited)

F-14          Pro Forma Portfolio of Investments for the Large Cap Value Reorganization (unaudited)

F-20        Notes to Pro Forma Financial Statements for the Large Cap Value Reorganization (unaudited)

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ATTACHMENT TO SAI

The Statement of Additional Information (“SAI”), dated May 1, 2007, of Advanced Series Trust (the “Trust”) is incorporated herein by reference to the electronic filings with the SEC of the Trust’s SAI dated May 1, 2007 on Form N-1A under Rule 485 (b) and is part of this SAI and will be provided to all shareholders requesting this SAI.

S-2

PRO FORMA PORTFOLIO OF INVESTMENTS FOR THE MERGER OF PRUDENTIAL SERIES FUND - SP LARGE CAP VALUE PORTFOLIO INTO ADVANCED SERIES TRUST - AST LARGE CAP VALUE PORTFOLIO

AS OF June 30, 2007

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value	Advanced Series Trust - AST Large Cap Value Portfolio Value	Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			LONG-TERM INVESTMENTS
			COMMON STOCKS	98.1%	94.7%		95.8%

			Aerospace & Defense	2.3%	2.3%		2.3%
12,800	23,500	36,300	Goodrich Corp.	762,368	1,399,660		2,162,028
159,900	364,800	524,700	Northrop Grumman Corp.	12,451,413	28,406,976		40,858,389
120,800	262,800	383,600	United Technologies Corp.	8,568,344	18,640,404		27,208,748
				21,782,125	48,447,040		70,229,165

			Agriculture	1.2%	1.0%		1.1%
216,100	412,900	629,000	UST, Inc.	11,606,731 (a)	22,176,859 (b)		33,783,590

			Auto Components	0.8%	0.7%		0.7%
46,100	87,900	134,000	Johnson Controls, Inc.	5,336,997	10,176,183		15,513,180
20,800	60,750	81,550	Magna International, Inc.(Class A Stock)	1,892,592 (a)	5,527,643		7,420,235
				7,229,589	15,703,826		22,933,415

			Banks	0.4%	0.4%		0.4%
95,500	195,100	290,600	Bank of New York Co., Inc. (The)*	3,957,520	8,084,944		12,042,464

			Biotechnology	0.6%	0.6%		0.6%
105,100	236,000	341,100	Amgen, Inc.*	5,810,979	13,048,440		18,859,419

			Chemicals	2.1%	1.9%		2.0%
46,800	83,900	130,700	Air Products & Chemicals, Inc.	3,761,316	6,743,043		10,504,359
62,900	116,100	179,000	Dow Chemical Co.	2,781,438	5,133,942		7,915,380
98,900	250,700	349,600	Eastman Chemical Co.	6,362,237	16,127,531		22,489,768
—	1,300	1,300	PPG Industries, Inc.	—	98,943		98,943
24,400	53,400	77,800	Praxair, Inc.	1,756,556	3,844,266		5,600,822
95,200	178,400	273,600	Rohm & Haas Co.	5,205,536	9,754,912 (b)		14,960,448
				19,867,083	41,702,637		61,569,720

			Commercial Banks	6.2%	5.6%		5.8%
628,445	1,322,309	1,950,754	Bank of America Corp.	30,724,676 (a)	64,647,687 (b)		95,372,363
33,100	50,100	83,200	BB & T Corp.	1,346,508	2,038,068		3,384,576
64,900	194,600	259,500	KeyCorp	2,228,017 (a)	6,680,618		8,908,635
37,000	65,500	102,500	State Street Corp.	2,530,800	4,480,200		7,011,000
85,500	146,600	232,100	TCF Financial Corp.	2,376,900 (a)	4,075,480 (b)		6,452,380
335,800	645,000	980,800	U.S. Bancorp	11,064,610	21,252,750		32,317,360
30,300	73,800	104,100	UnionBanCal Corp.	1,808,910	4,405,860		6,214,770
192,700	367,700	560,400	Wells Fargo & Co.	6,777,259	12,932,009		19,709,268
900	2,700	3,600	Zions Bancorp	69,219	207,657		276,876
				58,926,899	120,720,329		179,647,228

			Commercial Services	0.1%	0.1%
16,260	40,460	56,720	Avis Budget Group*	462,272	1,150,278		1,612,550

			Computer Services & Software	0.3%	0.3%		0.3%
37,100	80,800	117,900	Altera Corp.	821,023 (a)	1,788,104 (b)		2,609,127
49,300	94,100	143,400	Hewlett-Packard Co.	2,199,766	4,198,742		6,398,508
				3,020,789	5,986,846		9,007,635

			Computers	1.2%	1.3%		1.3%
3,800	7,200	11,000	Affiliated Computer Services, Inc. (Class A Stock)*	215,536	408,384		623,920
289,200	749,750	1,038,950	Electronic Data Systems Corp.	8,019,516	20,790,567		28,810,083
33,900	64,100	98,000	International Business Machines Corp.	3,567,975	6,746,525 (b)		10,314,500
				11,803,027	27,945,476		39,748,503

			Computers & Peripherals	0.1%	0.1%		0.1%
169,300	323,100	492,400	Sun Microsystems, Inc.*	890,518	1,699,506		2,590,024

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value	Advanced Series Trust - AST Large Cap Value Portfolio Value	Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			Conglomerates	0.1%	0.1%		0.1%
7,100	14,600	21,700	Textron, Inc.	781,781 (a)	1,607,606 (b)		2,389,387

			Construction	0.3%	0.2%		0.2%
11,800	22,600	34,400	KB Home	464,566	889,762		1,354,328
85,200	147,200	232,400	Toll Brothers, Inc.*	2,128,296 (a)	3,677,056 (b)		5,805,352
				2,592,862	4,566,818		7,159,680

			Consumer Products & Services	1.4%	1.2%		1.2%
24,300	46,300	70,600	Avon Products, Inc.	893,025	1,701,525		2,594,550
202,300	386,100	588,400	Procter & Gamble Co.	12,378,737	23,625,459		36,004,196
				13,271,762	25,326,984		38,598,746

			Diversified	0.2%	0.1%		0.2%
14,700	28,100	42,800	Vornado Realty Trust	1,614,648 (a)	3,086,504 (b)		4,701,152

			Diversified Financial Services	6.0%	5.6%		5.7%
63,200	116,300	179,500	Capital One Financial Corp.	4,957,408	9,122,572		14,079,980
100,300	226,600	326,900	CIT Group, Inc.	5,499,449	12,424,478 (b)		17,923,927
419,600	875,500	1,295,100	Citigroup, Inc.	21,521,284	44,904,395		66,425,679
10,300	37,100	47,400	E*Trade Financial Corp.*	227,527	819,539		1,047,066
267,200	531,100	798,300	Fannie Mae	17,456,176	34,696,763		52,152,939
155,000	372,400	527,400	JPMorgan Chase & Co.	7,509,750	18,042,780		25,552,530
				57,171,594	120,010,527		177,182,121

			Electric Utilities	4.4%	4.1%		4.2%
65,500	124,900	190,400	American Electric Power Co., Inc.	2,950,120	5,625,496		8,575,616
180,800	331,800	512,600	CMS Energy Corp.	3,109,760 (a)	5,706,960 (b)		8,816,720
33,400	63,800	97,200	Consolidated Edison, Inc.	1,507,008 (a)	2,878,656 (b)		4,385,664
37,200	71,100	108,300	Dominion Resources, Inc.	3,210,732	6,136,641		9,347,373
116,500	222,100	338,600	Edison International	6,537,980	12,464,252		19,002,232
116,200	296,200	412,400	Exelon Corp.	8,436,120	21,504,120		29,940,240
75,400	143,900	219,300	FirstEnergy Corp.	4,880,642	9,314,647		14,195,289
72,900	176,350	249,250	FPL Group, Inc.	4,136,346	10,006,099		14,142,445
80,000	152,600	232,600	Northeast Utilities	2,268,800	4,327,736		6,596,536
18,100	29,700	47,800	PG&E Corp.	819,930	1,345,410		2,165,340
17,100	32,600	49,700	Pinnacle West Capital Corp.	681,435	1,299,110		1,980,545
31,100	59,300	90,400	SCANA Corp.	1,190,819	2,270,597		3,461,416
127,700	255,600	383,300	Sierra Pacific Resources*	2,242,412	4,488,336		6,730,748
				41,972,104	87,368,060		129,340,164

			Electronic Components		0.1%
62,300	131,600	193,900	LSI Logic Corp.*	467,873	988,316		1,456,189

			Entertainment & Leisure	0.1%	0.1%		0.1%
33,000	63,000	96,000	Royal Caribbean Cruises Ltd.	1,418,340	2,707,740		4,126,080

			Exchange Traded Fund	0.4%	0.7%		0.6%
44,310	180,960	225,270	iShares Russell 1000 Value Index Fund	3,843,449	15,696,470		19,539,919

			Financial - Bank & Trust	3.2%	2.9%		3.0%
65,900	146,000	211,900	Comerica, Inc.	3,919,073 (a)	8,682,620 (b)		12,601,693
20,200	61,300	81,500	Hudson City Bancorp, Inc.	246,844 (a)	749,086 (b)		995,930
38,000	74,700	112,700	PNC Financial Services Group, Inc.	2,720,040	5,347,026		8,067,066
145,309	316,649	461,958	Sovereign Bancorp, Inc.	3,071,832 (a)	6,693,960 (b)		9,765,792
46,000	87,800	133,800	SunTrust Banks, Inc.	3,944,040	7,527,972		11,472,012
317,226	658,451	975,677	Wachovia Corp.	16,257,833	33,745,614		50,003,447
				30,159,662	62,746,278		92,905,940

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value	Advanced Series Trust - AST Large Cap Value Portfolio Value	Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			Financial - Brokerage	0.2%	0.2%		0.2%
36,100	68,900	105,000	MGIC Investment Corp.	2,052,646 (a)	3,917,654 (b)		5,970,300

			Financial Services	3.1%	2.8%		2.9%
12,400	24,900	37,300	Bear Stearns Cos., Inc.	1,736,000	3,486,000 (b)		5,222,000
8,600	22,300	30,900	Franklin Resources, Inc.	1,139,242	2,954,081		4,093,323
223,400	505,550	728,950	Freddie Mac	13,560,380	30,686,885		44,247,265
140,600	259,200	399,800	Morgan Stanley	11,793,528	22,756,644		34,550,172
52,700	52,500	105,200	TD Ameritrade Holding Corp.*	1,054,000 (a)	1,050,000 (b)		2,104,000
				29,283,150	60,933,610		90,216,760

			Food & Staples Retailing	1.2%	1.2%		1.2%
95,300	165,900	261,200	Safeway, Inc.	3,243,059	5,645,577		8,888,636
52,000	99,200	151,200	SUPERVALU, Inc.	2,408,640	4,594,944		7,003,584
129,600	342,900	472,500	Wal-Mart Stores, Inc.	6,235,056	16,496,919		22,731,975
				11,886,755	26,737,440		38,624,195

			Food Products	0.7%	0.6%		0.6%
20,900	39,900	60,800	General Mills, Inc.	1,220,978	2,330,958		3,551,936
40,500	77,200	117,700	Kellogg Co.	2,097,495	3,998,188		6,095,683
87,462	158,447	245,909	Kraft Foods, Inc.(Class A Stock)	3,083,036	5,585,257		8,668,293
14,800	36,000	50,800	Sysco Corp.	488,252	1,187,640		1,675,892
				6,889,761	13,102,043		19,991,804

			Forest & Paper Products	0.3%	0.2%		0.3%
238,600	469,994	708,594	Domtar Corp. (Canada)*	2,662,776	5,245,133		7,907,909

			Healthcare Providers & Services	2.3%	2.4%		2.4%
141,800	312,000	453,800	Aetna, Inc.	7,004,920	15,412,800		22,417,720
431,900	1,092,900	1,524,800	Tenet Healthcare Corp.*	2,811,669 (a)	7,114,779 (b)		9,926,448
181,200	450,300	631,500	UnitedHealth Group, Inc.	9,266,568	23,028,342		32,294,910
40,500	77,200	117,700	WellPoint, Inc.*	3,233,115	6,162,876		9,395,991
				22,316,272	51,718,797		74,035,069

			Healthcare Services	0.2%	0.2%		0.2%
20,000	38,200	58,200	Biogen Idec, Inc.*	1,070,000	2,043,700		3,113,700
14,100	27,400	41,500	Quest Diagnostics, Inc.	728,265	1,415,210		2,143,475
				1,798,265	3,458,910		5,257,175

			Home Builders	1.2%	1.3%		1.3%
74,600	178,300	252,900	Centex Corp.	2,991,460 (a)	7,149,830 (b)		10,141,290
214,000	553,700	767,700	Lennar Corp. (Class A Stock)	7,823,840 (a)	20,243,272 (b)		28,067,112
16,700	40,550	57,250	Lennar Corp. (Class B Stock)	587,172	1,425,738		2,012,910
				11,402,472	28,818,840		40,221,312

			Hotels, Restaurants & Leisure	1.2%	1.1%		1.1%
41,700	79,500	121,200	Carnival Corp. (Panama)	2,033,709 (a)	3,877,215 (b)		5,910,924
68,700	128,900	197,600	McDonald’s Corp.	3,487,212	6,542,964		10,030,176
15,400	27,500	42,900	Starwood Hotels & Resorts Worldwide, Inc.	1,032,878	1,844,425		2,877,303
69,420	167,320	236,740	Wyndham Worldwide Corp.*	2,517,169	6,067,023		8,584,192
70,800	182,700	253,500	Yum! Brands, Inc	2,316,576	5,977,944		8,294,520
				11,387,544	24,309,571		35,697,115

			Household Products	0.2%	0.2%		0.2%
27,400	62,100	89,500	Colgate-Palmolive Co.	1,776,890	4,027,185		5,804,075

			Industrial Conglomerates	2.3%	2.6%		2.5%
105,000	269,700	374,700	3M Co.	9,112,950 (a)	23,407,263 (b)		32,520,213
393,600	947,600	1,341,200	Tyco International Ltd. (Bermuda)*	13,299,744	32,019,404		45,319,148
				22,412,694	55,426,667		77,839,361

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value	Advanced Series Trust - AST Large Cap Value Portfolio Value	Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			Insurance	7.8%	7.7%		7.8%
34,300	65,500	99,800	AFLAC, Inc.	1,763,020	3,366,700		5,129,720
65,000	121,700	186,700	AMBAC Financial Group, Inc.	5,667,350	10,611,023 (b)		16,278,373
61,500	117,400	178,900	American International Group, Inc.	4,306,845	8,221,522		12,528,367
46,400	81,000	127,400	Assurant, Inc.	2,733,888	4,772,520		7,506,408
26,600	50,700	77,300	Axis Capital Holdings Ltd.	1,081,290	2,060,955		3,142,245
98,200	239,000	337,200	Chubb Corp.	5,316,548	12,939,460		18,256,008
334,800	725,300	1,060,100	Genworth Financial, Inc.(Class A Stock)	11,517,120	24,950,320		36,467,440
46,100	118,200	164,300	Hanover Insurance Group, Inc. (The)	2,249,219	5,766,978		8,016,197
53,900	128,900	182,800	Hartford Financial Service Group, Inc.	5,309,689	12,697,939		18,007,628
7,200	13,700	20,900	Lincoln National Corp.	510,840	972,015		1,482,855
83,200	162,000	245,200	MBIA, Inc.	5,176,704	10,079,640		15,256,344
168,400	375,250	543,650	MetLife, Inc.	10,858,432	24,196,120		35,054,552
20,700	39,600	60,300	Protective Life Corp.	989,667	1,893,276		2,882,943
30,600	58,400	89,000	RenaissanceRe Holdings Ltd.	1,896,894	3,620,216		5,517,110
104,100	273,950	378,050	Travelers Cos., Inc. (The)	5,569,350	14,656,325		20,225,675
211,900	538,850	750,750	UnumProvident Corp.	5,532,709	14,069,373 (b)		19,602,082
25,100	48,000	73,100	W.R. Berkely Corp.	816,754	1,561,920		2,378,674
42,700	116,800	159,500	XL Capital Ltd. (Class A Stock) (Cayman Islands)	3,599,183 (a)	9,845,072 (b)		13,444,255
				74,895,502	166,281,374		241,176,876

			IT Services
1,600	3,300	4,900	Cognizant Technology Solutions Corp. (Class A Shares)*	120,144	247,797		367,941

			Machinery	0.1%
6,200	7,200	13,400	Deere & Co.	748,588	869,328		1,617,916

			Machinery & Equipment	0.4%	0.3%		0.3%
32,400	57,300	89,700	Caterpillar, Inc.	2,536,920	4,486,590		7,023,510
15,900	33,000	48,900	Rockwell Automation, Inc.	1,104,096	2,291,520		3,395,616
				3,641,016	6,778,110		10,419,126

			Media	2.4%	2.2%		2.3%
86,500	160,400	246,900	CBS Corp.(Class B Stock)	2,882,180	5,344,528		8,226,708
81,700	155,900	237,600	Comcast Corp. (Class A Stock)*	2,297,404	4,383,908 (b)		6,681,312
141,400	354,200	495,600	Idearc, Inc.	4,995,662	12,513,886		17,509,548
236,300	459,000	695,300	News Corp. (Class A Stock)	5,011,923	9,735,390		14,747,313
69,400	130,300	199,700	Time Warner, Inc.	1,460,176 (a)	2,741,512 (b)		4,201,688
193,700	369,500	563,200	Walt Disney Co. (The)	6,612,918	12,614,730		19,227,648
				23,260,263	47,333,954		70,594,217

			Medical Supplies & Equipment	0.3%	0.3%		0.3%
32,200	61,400	93,600	Johnson & Johnson	1,984,164	3,783,468		5,767,632
4,700	8,900	13,600	McKesson Corp.	280,308	530,796		811,104
12,800	24,500	37,300	Sepracor, Inc.*	525,056 (a)	1,004,990 (b)		1,530,046
				2,789,528	5,319,254		8,108,782

			Metals & Mining	0.9%	0.8%		0.9%
151,300	330,350	481,650	Alcoa, Inc.	6,132,189	13,389,085		19,521,274
21,000	43,500	64,500	United States Steel Corp.	2,283,750	4,730,625		7,014,375
				8,415,939	18,119,710		26,535,649

			Miscellaneous Manufacturers	3.5%	3.3%		3.4%
47,600	90,800	138,400	Dover Corp.	2,434,740	4,644,420		7,079,160
19,000	40,800	59,800	Eaton Corp.	1,767,000	3,794,400		5,561,400
711,100	1,494,600	2,205,700	General Electric Co.	27,220,908	57,213,288		84,434,196
14,800	38,200	53,000	Illinois Tool Works, Inc.	802,012	2,070,058		2,872,070
30,200	57,600	87,800	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	1,655,564	3,157,632		4,813,196
				33,880,224	70,879,798		104,760,022

			Multi-Utilities	0.2%	0.1%		0.1%
74,800	142,800	217,600	Xcel Energy, Inc.	1,531,156	2,923,116		4,454,272

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value		Advanced Series Trust - AST Large Cap Value Portfolio Value		Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			Oil & Gas Equipment & Services	0.1%		0.1%			0.1%
17,100	32,000	49,100	Pride International, Inc.*	640,566		1,198,720			1,839,286

			Oil, Gas & Consumable Fuels	13.8%		13.7%			13.7%
143,700	357,400	501,100	Anadarko Petroleum Corp.	7,470,963		18,581,226			26,052,189
80,300	259,000	339,300	Apache Corp.	6,551,677		21,131,810	(b)		27,683,487
—	4,800	4,800	BJ Services Co.	—		136,512			136,512
264,900	574,000	838,900	ChevronTexaco Corp.	22,315,176		48,353,760			70,668,936
347,501	775,300	1,122,801	ConocoPhillips	27,278,829		60,861,050			88,139,879
171,300	383,900	555,200	Devon Energy Corp.	13,411,077	(a)	30,055,531	(b)		43,466,608
31,000	79,300	110,300	Ecnana Corp.	1,904,950		4,872,985			6,777,935
15,700	30,100	45,800	EOG Resources, Inc.	1,147,042	(a)	2,199,106	(b)		3,346,148
245,500	474,200	719,700	Exxon Mobil Corp.	20,592,540		39,775,896			60,368,436
49,400	2,200	51,600	Halliburton Co.	1,704,300		75,900			1,780,200
46,700	89,100	135,800	Hess Corp.	2,753,432		5,253,336			8,006,768
8,700	16,500	25,200	Marathon Oil Corp.	521,652		989,340			1,510,992
211,500	457,700	669,200	Occidental Petroleum Corp.	12,241,620		26,491,676			38,733,296
46,600	136,000	182,600	Royal Dutch Shell PLC, ADR (United Kingdom)	3,884,110		11,335,600			15,219,710
12,700	48,500	61,200	Schlumberger Ltd. (Netherlands)	1,078,738		4,119,590			5,198,328
28,600	80,200	108,800	Sunoco, Inc.	2,278,848		6,390,336			8,669,184
27,400	56,800	84,200	Valero Energy Corp.	2,023,764		4,195,248			6,219,012
75,600	144,200	219,800	XTO Energy, Inc.	4,543,560		8,666,420			13,209,980
				131,702,278		293,485,322			425,187,600

			Paper & Forest Products	0.2%		0.2%			0.2%
20,700	48,950	69,650	Weyerhaeuser Co.	1,633,851		3,863,624			5,497,475

			Pharmaceuticals	5.5%		5.4%			5.4%
45,400	88,100	133,500	Abbott Laboratories	2,431,170		4,717,755			7,148,925
145,700	368,300	514,000	Eli Lilly & Co.	8,141,716		20,580,604			28,722,320
132,000	251,800	383,800	Merck & Co., Inc.	6,573,600		12,539,640			19,113,240
636,400	1,438,600	2,075,000	Pfizer, Inc.	16,272,748		36,785,002			53,057,750
135,200	257,900	393,100	Schering-Plough Corp.	4,115,488		7,850,476			11,965,964
255,700	596,000	851,700	Wyeth	14,661,838		34,174,640			48,836,478
				52,196,560		116,648,117			168,844,677

			Real Estate Investment Trusts	1.1%		1.0%			1.0%
15,100	28,700	43,800	Apartment Investment & Management Co. (Class A Stock)	761,342	(a)	1,447,054	(b)		2,208,396
13,600	26,000	39,600	Boston Properties, Inc.	1,388,968	(a)	2,655,380	(b)		4,044,348
27,500	52,500	80,000	Duke Realty Corp.	980,925		1,872,675			2,853,600
47,400	90,500	137,900	Health Care Property Investors, Inc.	1,371,282	(a)	2,618,165	(b)		3,989,447
53,600	101,400	155,000	Hospitality Properties Trust	2,223,864	(a)	4,207,086	(b)		6,430,950
25,900	49,500	75,400	Host Marriott Corp.	598,808		1,144,440			1,743,248
58,600	111,800	170,400	ProLogis	3,334,340		6,361,420			9,695,760
2,600	4,900	7,500	Simon Property Group, Inc.	241,904		455,896			697,800
				10,901,433		20,762,116			31,663,549

			Retail & Merchandising	1.1%		1.0%			1.0%
7,700	12,400	20,100	Abercrombie & Fitch Co.(Class A Stock)	561,946		904,952			1,466,898
20,600	39,300	59,900	CVS/Caremark Corp.	750,870		1,432,485			2,183,355
17,700	56,500	74,200	Family Dollar Stores, Inc.	607,464		1,939,080	(b)		2,546,544
19,700	34,400	54,100	J.C. Penney Co., Inc.	1,425,886		2,489,872			3,915,758
17,900	38,700	56,600	Kohl’s Corp.*	1,271,437		2,748,861			4,020,298
63,000	143,800	206,800	Lowe’s Cos., Inc.	1,933,470		4,413,222	(b)		6,346,692
74,000	137,800	211,800	Macy’s, Inc.	2,943,720		5,481,684			8,425,404
11,500	21,900	33,400	Target Corp.	731,400	(a)	1,392,840	(b)		2,124,240
—	800	800	TJX Cos., Inc.	—		22,000	(b)		22,000
				10,226,193		20,824,996			31,051,189

			Semiconductors & Semiconductor Equipment	0.1%		0.1%			0.1%
13,800	20,800	34,600	Broadcom Corp. (Class A Stock)*	403,650		608,400			1,012,050
40,900	75,900	116,800	Xilinx, Inc.	1,094,893	(a)	2,031,843	(b)		3,126,736
				1,498,543		2,640,243			4,138,786

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description	Prudential Series Fund - SP Large Cap Value Portfolio Value		Advanced Series Trust - AST Large Cap Value Portfolio Value		Adjusting Entries	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			Software	2.7%		3.1%			3.0%
102,000	264,000	366,000	BMC Software, Inc.*	3,090,600	(a)	7,999,200	(b)		11,089,800
341,715	895,604	1,237,319	CA, Inc.	8,826,498	(a)	23,133,451	(b)		31,959,949
82,800	269,700	352,500	First Data Corp.	2,705,076		8,811,099			11,516,175
375,100	924,550	1,299,650	Microsoft Corp.	11,054,197		27,246,489			38,300,686
				25,676,371		67,190,239			92,866,610

			Specialty Retail	2.5%		2.6%			2.5%
82,200	213,300	295,500	AutoNation, Inc.*	1,844,568	(a)	4,786,452	(b)		6,631,020
106,400	169,400	275,800	Borders Group, Inc.	2,027,984		3,228,764			5,256,748
154,500	401,900	556,400	Gap, Inc.	2,950,950		7,676,290			10,627,240
319,300	786,600	1,105,900	Home Depot, Inc. (The)	12,564,455		30,952,710			43,517,165
172,400	362,400	534,800	Staples, Inc.	4,091,052		8,599,752			12,690,804
				23,479,009		55,243,968			78,722,977

			Telecommunication Services	0.1%	%	0.1%			0.1%
34,400	66,700	101,100	Crown Castle International Corp.*	1,247,688	(a)	2,419,209	(b)		3,666,897

			Telecommunications	4.6%	%	4.0%			4.2%
485,100	921,400	1,406,500	AT&T, Inc.	20,131,650		38,238,100			58,369,750
72,400	140,400	212,800	Cisco Systems, Inc.*	2,016,340		3,910,140			5,926,480
75,800	140,200	216,000	Corning, Inc.*	1,936,690		3,582,110			5,518,800
10,500	20,000	30,500	Juniper Networks, Inc.*	264,285	(a)	503,400	(b)		767,685
5,600	10,800	16,400	Motorola, Inc.	99,120		191,160			290,280
80,200	157,800	238,000	Sprint Nextel Corp.	1,660,942		3,268,038			4,928,980
426,400	888,100	1,314,500	Verizon Communications, Inc.	17,554,888	(a)	36,563,077	(b)		54,117,965
				43,663,915		86,256,025			129,919,940

			Textiles, Apparel & Luxury Goods	0.4%		0.4%			0.4%
110,800	274,200	385,000	Jones Apparel Group, Inc.	3,130,100	(a)	7,746,150	(b)		10,876,250
6,800	13,000	19,800	NIKE, Inc. (Class B Stock)	396,372		757,770			1,154,142
				3,526,472		8,503,920			12,030,392

			Thrifts & Mortgage Finance	1.6%	%	1.6%			1.6%
98,700	188,300	287,000	Countrywide Financial Corp.	3,587,745	(a)	6,844,705	(b)		10,432,450
279,800	667,450	947,250	Washington Mutual, Inc.	11,930,672	(a)	28,460,068	(b)		40,390,740
				15,518,417		35,304,773			50,823,190

			Tobacco	3.3%		3.2%			3.2%
420,400	918,250	1,338,650	Altria Group, Inc.	29,486,856		64,406,055			93,892,911
22,700	41,100	63,800	Imperial Tobacco Group, ADR (United Kingdom)	2,093,621		3,790,653			5,884,274
				31,580,477		68,196,708			99,777,185

			Transportation	0.6%		0.6%			0.6%
5,900	15,100	21,000	Burlington Northern Santa Fe Corp.	502,326		1,285,614			1,787,940
300	5,700	6,000	CSX Corp.	13,524		256,956			270,480
—	21,300	21,300	FedEx Corp.	—		2,363,661			2,363,661
100,400	182,700	283,100	Norfolk Southern Corp.	5,278,028		9,604,539			14,882,567
				5,793,878		13,510,770			19,304,648

			Utilities	0.6%		0.7%			0.7%
18,500	35,200	53,700	DTE Energy Co.	892,070		1,697,344			2,589,414
13,600	62,200	75,800	Dynegy, Inc.*	128,384		587,168			715,552
73,800	183,200	257,000	TXU Corp.	4,966,740		12,329,360			17,296,100
				5,987,194		14,613,872			20,601,066

			TOTAL LONG-TERM INVESTMENTS (cost $790,628,193; $1,848,767,566; $2,639,395,759)	937,076,037		2,037,882,397			2,974,958,434

Prudential Series Fund - SP Large Cap Value Portfolio Shares	Advanced Series Trust - AST Large Cap Value Portfolio Shares	Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Shares	Description		Prudential Series Fund - SP Large Cap Value Portfolio Value		Advanced Series Trust - AST Large Cap Value Portfolio Value		Adjusting Entries		Pro-Forma combined Advanced Series Trust - AST Large Cap Value Portfolio Value
			SHORT-TERM INVESTMENT		17.4%		17.2%				17.2%
			AFFILIATED MONEY MARKET MUTUAL FUND

166,862,724	368,977,774	535,840,498	Dryden Core Investment Fund - Taxable Money Market Series		166,862,724		368,977,774				535,840,498
			(cost $166,862,724 includes $154,534,668 of cash collateral for securities on loan) (c)(d)
			(cost $368,977,774; includes $261,207,725 cash collateral for securities on loan)(c)(d)
					115.5%		111.9%				113.0%
			TOTAL INVESTMENTS - (cost $957,490,917; $2,217,745,340; $3,175,236,257)		1,103,938,761		2,406,860,171				3,510,798,932
					-15.5%		-11.9%				-13.0%
			Liabilities in excess of other assets		(148,540,170	)(e)	(255,756,485	)(f)	(76,205	)(g)	(404,372,860)
					100%		100%				100%
			NET ASSETS		955,398,591		2,151,103,686				3,106,426,072

			The following abbreviation is used in portfolio descriptions:

		ADR	American Depositary Receipt
		*	Non-income producing security.
		(a)

All or a portion of security is on loan. The aggregate market value of such securities is $149,370,701; cash collateral of $154,534,668 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

		(b)

All or a portion of security is on loan. The aggregate market value of such securities is $251,805,926; cash collateral of $261,207,725 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

		(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
		(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
		(e)	Liabilities in excess of other assets includes net realized depreciation on futures contracts as follows:

		Number of
		Contracts	Type	Expiration Date	Value at Trade Date		Value at June 30, 2007		Unrealized Depreciation
		Long Position:
		18	S&P 500	Sept07	$6,946,583			$6,819,300		$(127,283)

			Cash of $252,000 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2007.

		(f)	Liabilities in excess of other assets includes net realized depreciation on futures contracts as follows:

Number of
Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Depreciation
Long Position:
174	S&P 500	Sept07	$66,813,247	$65,919,900	$(893,347)

	Cash of $1,893,900 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2007.

(g)	Reflects the estimated aggregate Reorganization expenses of $76,205.

Pro-Forma Statement of Assets and Liabilities

as of June 30, 2007

(Unaudited)

	Prudential Series Fund - SP Large Cap Value Portfolio	Advanced Series Trust - AST Large Cap Value Portfolio	Pro-Forma adjustments		Pro-Forma Combined Advanced Series Trust - AST Large Cap Value Portfolio
Assets
Investments at value, including securities on loan(C)
Unaffiliated Investments(A)	$937,076,037	$2,037,882,397			$2,974,958,434
Affiliated Investments(B)	166,862,724	368,977,774			535,840,498
Cash	3,166,727	1,893,900			5,060,627
Receivable for investments sold	3,583,035	7,301,297			10,884,332
Dividends and interest receivable	1,278,293	2,883,242			4,161,535
Receivable for fund share sold	4,158	2,132,476			2,136,634
Prepaid expenses	4,513	5,483			9,996

Total assets	1,111,975,487	2,421,076,569			3,533,052,056

Liabilities

Payable to Broker for collateral for securities on loan	154,534,668	261,207,725			415,742,393
Payable for investments purchased	1,275,959	4,064,617			5,340,576
Payable to Custodian	—	3,368,573			3,368,573
Advisory fees payable	640,811	583,632			1,224,443
Payable for fund share repurchased	36,920	317,479			354,399
Accrued expenses and other liabilities	70,077	246,988	76,205	(D)	393,270
Due to broker-variation margin	15,755	171,460			187,215
Shareholder servicing fees payable		12,409			12,409
Deferred trustees’ fees	2,016	—			2,016
Transfer agent fee payable	690	—			690

Total liabilities	156,576,896	269,972,883	76,205		426,625,984

Net Assets	$955,398,591	$2,151,103,686	(76,205)		$3,106,426,072

Net assets were comprised of:
Paid-in capital	$687,822,612	$1,751,218,852	(76,205	)(D)	$2,438,965,259
Retained Earnings	267,575,979	399,884,834			667,460,813
Net assets, June 30, 2007	$955,398,591	$2,151,103,686	$(76,205)		$3,106,426,072

(A) Unaffiliated Investments at Cost	$790,628,193	$1,848,767,566			$2,639,395,759
(B) Affiliated Investments at Cost	$166,862,724	$368,977,774			$535,840,498
(C) Securities Loaned at Value	$149,370,701	$251,805,926			$401,176,627

Net asset value and redemption price per share
Net assets	$955,398,591	$2,151,103,686	$(76,205	)(D)	$3,106,426,072
Outstanding shares of beneficial interest	68,349,103	101,278,299	(23,370,599)		146,256,803
Net asset value and redemption price per share	$13.98	$21.24			$21.24

(D) Reflects the estimated aggregate Reorganization expenses of $76,205.

Pro-Forma Statement of Operations

12 Months Ended June 30, 2007

(Unaudited)

	Prudential Series Fund - SP Large Cap Value Portfolio		Advanced Series Trust - AST Large Cap Value Portfolio		Adjusting Entries		Pro-Forma Combined Advanced Series Trust - AST Large Cap Value Portfolio
Statement of Operations
Investment Income
Unaffiliated dividend income	$21,738,362		$44,052,860				65,791,222
Affiliated dividend income	1,243,165		5,076,222				6,319,387
Affiliated income from securities lending, Net	109,319		249,428				358,747
Foreign withholding tax	6,516		24,798				31,314
Total Income	23,097,362		49,403,308				72,500,670

Expenses
Advisory fees	7,563,629	0.80%	14,697,926	0.75%	(473,206	)(a)	21,788,349	0.75%
Shareholder servicing fees and expenses	—	0.00%	1,376,715	0.07%	656,864	(c)	2,033,579	0.07%
Transfer agent’s fees and expenses	5,000	0.00%	24,000	0.00%	(5,000	)(b)	24,000	0.00%
Custodian and accounting fees	204,000	0.02%	297,000	0.02%	(51,000	)(b)	450,000	0.02%
Legal fees and expenses	13,000	0.00%	10,000	0.00%	(3,000	)(b)	20,000	0.00%
Audit fee	17,000	0.00%	17,000	0.00%	(14,000	)(b)	20,000	0.00%
Trustees’ fees	19,000	0.00%	47,000	0.00%	(16,000	)(b)	50,000	0.00%
Shareholders’ reports	44,000	0.01%	4,000	0.00%	(38,000	)(b)	10,000	0.00%
Insurance expenses	4,500	0.00%	23,000	0.00%	—		27,500	0.00%
Miscellaneous	17,522	0.00%	20,193	0.00%	(8,000	)(b)	29,715	0.00%
Commitment fee on syndicated credit agreement	2,000	0.00%	10,000	0.00%	(2,000	)(b)	10,000	0.00%
Loan interest expense	1,272	0.00%	15,473	0.00%	—		16,745	0.00%

Total expenses	7,890,923	0.83%	16,542,307	0.84%	46,658		24,479,888	0.84%
Expense reimbursement	—	0.00%	—	0.00%	(290,511	)(d)	(290,511)	—0.01%
Net expenses	7,890,923	0.83%	16,542,307	0.84%	(243,853)		24,189,377	0.83%

Net Investment Income	15,206,439		32,861,001		243,853		48,311,293

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investment transactions	67,482,209		141,331,521		—		208,813,730
Futures transactions	2,515,701		7,074,103		—		9,589,804
	69,997,910		148,405,624		—		218,403,534

Net Change in Unrealized Appreciation
(Depreciation) on:
Investments	87,275,376		157,098,273		—		244,373,649
Futures	(71,483)		(763,747)		—		(835,230)
	87,203,893		156,334,526		—		243,538,419

Net Gain on Investments	157,201,803		304,740,150		—		461,941,953

Net Increase in Net Assets Resulting From Operations	$172,408,242		$337,601,151		$243,853		$510,253,246

(a) At the current net assets level, the Target Fund does not have the same management fee as the Survivor Fund.

(b) Assumes Savings on Fund Fees due to Consolidation.

(c) Reflects additional fees based on Survivor Fund’s Shareholder servicing fee structure.

(d) As a result of the merger, the co-managers have contractually agreed to waive a portion of the Management Fee to the extent that the fund’s expense ratio exceeds 0.83%.

Prudential Series Fund – SP Large Cap Value Portfolio merger with

Advanced Series Trust – AST Large Cap Value Portfolio

Notes to Pro-Forma Financial Statements

(Unaudited)

1.     Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at June 30, 2007 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the 12 month period ended June 30, 2007, reflect the accounts of Advanced Series Trust – AST Large Cap Value Portfolio (AST Large Cap Value) and Prudential Series Fund - SP Large Cap Value Portfolio (SP Large Cap Value), each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of SP Large Cap Value in exchange for shares in the AST Large Cap Value. The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of shares by AST Large Cap Value, pursuant to the reorganization, on June 30, 2007.  Shareholders of the SP Large Cap Value would become shareholders of AST Large Cap Value, receiving shares of AST Large Cap Value equal to the value of their holdings in SP Large Cap Value. The amount of additional shares to be issued by AST Large Cap Value are assumed to be based on the June 30, 2007 net assets value, as follows:

AST Large Cap Value	Net Assets of SP Large Cap Value	Per Share
Additional Shares Issued	6/30/07	6/30/07
44,978,504	$955,398,591	$21.24

3.     Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and Shareholder Servicing fees of the combined Fund are based on the fee schedule in effect of AST Large Cap Value and the combined level of average net assets for the twelve months ended June 30, 2007. The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.     Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the Manager, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds valuation policies are substantially identical and there are no differences in terms of how each Fund values its portfolio securities.

5.     Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.     Taxes - For Federal income tax purposes, the AST Large Cap Value and the SP Large Cap Value are registered as Investment Partnerships and will continue to be so at the subsequent to the merger.

PRO FORMA PORTFOLIO OF INVESTMENTS FOR THE MERGER OF PRUDENTIAL SERIES FUND - SP SMALL CAP GROWTH PORTFOLIO INTO ADVANCED SERIES TRUST - AST SP SMALL CAP GROWTH PORTFOLIO

AS OF June 30, 2007

Pro-Forma Statement of Operations

12 Months Ended June 30, 2007

(Unaudited)

	SP Small Cap Growth		AST Small Cap Growth		Adjusting Entries		Pro-Forma Combined AST Small Cap Growth
Statement of Operations
Investment Income
Unaffiliated dividend income	$575,763		$784,748				1,360,511
Affiliated dividend income	293,160		250,136				543,296
Affiliated income from securities lending, net	147,679		198,575				346,254
Unaffiliated interest	—		11,116				11,116
Foreign withholding tax	1,588		2,916				4,504
Total Income	1,018,190		1,247,491				2,265,681

Expenses
Advisory fees	1,251,865	0.95%	1,572,631	0.90%	(61,313	)(a)	2,763,183	0.90%
Shareholder servicing fees and expenses	—	0.00%	122,402	0.07%	92,249	(c)	214,651	0.07%
Transfer agent’s fees and expenses	5,000	0.00%	23,000	0.01%	(10,000	)(b)	18,000	0.01%
Custodian and accounting fees	130,000	0.10%	56,000	0.04%	(60,000	)(b)	126,000	0.04%
Legal fees and expenses	16,000	0.01%	7,000	0.00%	(7,600	)(b)	15,400	0.00%
Audit fee	17,100	0.01%	15,000	0.01%	(11,500	)(b)	20,600	0.01%
Trustees’ fees	12,000	0.01%	8,000	0.00%	(4,000	)(b)	16,000	0.01%
Shareholders’ reports	59,000	0.05%	1,000	0.00%	(56,000	)(b)	4,000	0.00%
Insurance expenses	2,400	0.00%	4,000	0.00%	—		6,400	0.00%
Miscellaneous	14,660	0.01%	11,505	0.01%	(8,000	)(b)	18,165	0.01%
Commitment fee on syndicated credit agreement	1,000	0.00%	—	0.00%	—	(b)	1,000	0.00%
Loan interest expense	7,946	0.01%	—	0.00%	—		7,946	0.00%

Total expenses	1,516,971	1.15%	1,820,538	1.04%	(126,164)		3,211,345	1.04%
Net Investment Income	(498,781)		(573,047)		126,164		(945,664)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investment transactions	8,963,804		12,800,486		—		21,764,290

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	16,440,419		21,435,006		—		37,875,425

Net Gain on Investments	25,404,223		34,235,492		—		59,639,715

Net Increase in Net Assets Resulting From Operations	$24,905,442		$33,662,445		$126,164		$58,694,057

(a)   At the current net assets level, the Target Fund does not have the same management fee as the Survivor Fund.

(b)   Assumes Savings on Fund Fees due to Consolidation

(c)   Reflects additional fees for increase in assets.

Pro-Forma Statement of Assets and Liabilities

as of June 30, 2007

(Unaudited)

	SP Small Cap Growth	AST Small Cap Growth	Pro-Forma adjustments		Pro-Forma Combined AST Small Cap Growth
Assets

Investments at value, including securities on loan(A)
Unaffiliated Investments(B)	$146,350,474	$181,043,480			$327,393,954
Affiliated Investments(C)	79,403,818	84,683,608			164,087,426
Receivable for investments sold	1,955,631	2,424,863			4,380,494
Dividends and interest receivable	66,983	67,511			134,494
Receivable for fund share sold	4,967	959			5,926
Prepaid expenses	1,349	1,627			2,976
Total assets	227,783,222	268,222,048			496,005,270

Liabilities

Payable to Broker for collateral for securities on loan	63,897,168	81,690,249			145,587,417
Payable for investments purchased	11,875,679	993,805			12,869,484
Payable to Custodian	93,646	934,404			1,028,050
Payable for fund share repurchased	39,339	531,020			570,359
Advisory fees payable	109,904	79,616			189,520
Accrued expenses and other liabilities	106,627	44,000	$72,395	(D)	223,022
Shareholder servicing fees payable	—	1,458			1,458
Deferred trustees’ fees	1,985	—			1,985
Transfer agent fee payable	690	—			690
Total liabilities	76,125,038	84,274,552	72,395		160,471,985

Net Assets	$151,658,184	$183,947,496	(72,395)		$335,533,285

Net assets were comprised of:
Paid-in capital	$110,122,000	$301,004,485	(72,395	)(D)	$411,054,090
Retained Earnings	41,536,184	(117,056,989)			(75,520,805)
Net assets, June 30, 2007	$151,658,184	$183,947,496	$(72,395)		$335,533,285

Net asset value and redemption price per share
Net assets	$151,658,184	$183,947,496	$(72,395	)(D)	$335,533,285
Outstanding shares of beneficial interest	17,984,219	10,054,072	(9,698,950)		18,339,341
Net asset value and redemption price per share	$8.43	$18.30			$18.30

(A) Securities Loaned at Value	$61,315,555	$78,358,665	$139,674,220
(B) Unaffiliated Investments at Cost	$114,200,982	$139,823,311	$254,024,293
(C) Affiliated Investments at Cost	$79,403,818	$84,683,608	$164,087,426
(D) Reflects the estimated aggregate Reorganization expenses of $72,395.

PRO FORMA INVESTMENTS FOR THE REORGANIZATION

June 30, 2007

(Unaudited)

Prudential Series Fund SP Small Cap Growth Portfolio	Advanced Series Trust AST Small Cap Growth Portfolio	Pro-forma combined Advanced Series Trust - AST Small Cap Growth Portfolio		Prudential Series Fund SP Small Cap Growth Portfolio	Advanced Series Trust AST Small Cap Growth Portfolio		Adjusting	Pro-forma combined Advanced Series Trust - AST Small Cap Growth Portfolio
SHARES	SHARES	SHARES		VALUE	VALUE		Entries	VALUE

			LONG-TERM INVESTMENTS
			COMMON STOCKS	96.4%	98.4%			97.6%

			Aerospace	0.6%	0.6%			0.6%
39,200	46,200	85,400	ARGON ST, Inc.*	$909,832	$1,072,302			$1,982,134

			Automotive Parts	2.1%	2.3%			2.2%
24,100	38,700	62,800	CLARCOR, Inc.	902,063	1,448,541			2,350,604
18,500	21,800	40,300	H&E Equipment Services, Inc.*	513,190	604,732			1,117,922
19,200	23,000	42,200	Monro Muffler Brake, Inc.	719,040	861,350			1,580,390
15,800	18,800	34,600	Regal-Beloit Corp.	735,332	874,952			1,610,284
33,525	45,900	79,425	US Auto Parts Network, Inc.*	317,146	434,214			751,360
				3,186,771	4,223,789			7,410,560

			Broadcast & Cable/Satellite TV	0.6%	0.7%			0.7%
87,180	122,625	209,805	Entravision Communications Corp.	909,287	1,278,979			2,188,266
			(Class A Stock)*

			Broadcasting	0.5%	0.5%			0.6%
66,000	77,800	143,800	Journal Communications, Inc.	858,860	1,012,178			1,870,838
			(Class A Stock)*

			Building Materials	1.8%	1.7%			1.7%
26,000	30,500	56,500	Drew Industries, Inc.*	861,640 (a)	1,010,770	(b)		1,872,410
8,400	10,900	19,300	NCI Building Systems, Inc.*	414,372 (a)	537,697	(b)		952,069
18,600	19,760	38,360	Texas Industries, Inc.	1,458,426 (a)	1,549,382	(b)		3,007,808
				2,734,438	3,097,849			5,832,287

			Business Services	3.1%	3.2%			3.1%
19,900	22,600	42,500	Advisory Board Co. (The)*	1,105,644 (a)	1,255,656	(b)		2,361,300
16,220	23,070	39,290	Icon PLC*	709,463	1,009,082			1,718,545
44,151	71,519	115,670	Internet Capital Group, Inc.*	547,473 (a)	886,835	(b)		1,434,308
43,400	51,200	94,600	Korn/Ferry International*	1,139,684	1,344,512			2,484,196
22,800	27,000	49,800	Watson Wyatt Worldwide, Inc.	1,150,944	1,362,960			2,513,904
				4,653,208	5,859,045			10,512,253

			Chemicals	4.1%	4.2%			4.2%
28,000	33,000	61,000	Cabot Microelectronics Corp.*	993,720 (a)	1,171,170	(b)		2,164,890
16,910	22,925	39,835	Quaker Chemical Corp.	399,076	541,030			940,106
44,700	55,500	100,200	Rockwood Holdings, Inc.*	1,633,785	2,028,525			3,662,310
127,660	157,995	285,655	Terra Industries, Inc.*	3,245,117 (a)	4,016,233	(b)		7,261,350
				6,271,698	7,756,958			14,028,656

			Clothing & Apparel	2.4%	2.5%			2.5%
38,285	52,280	90,565	Carter’s, Inc.*	993,113	1,356,143	(b)		2,349,256
51,890	66,885	118,775	Volcom, Inc.*	2,601,246 (a)	3,352,945	(b)		5,954,191
				3,594,359	4,709,088			8,303,447

			Commercial Services	1.0%		1.0%		1.0%
66,200	78,100	144,300	Rollins, Inc.	1,507,374	(a)	1,778,337	(b)	3,285,711

			Computer Hardware	0.4%		0.4%		0.4%
33,315	45,410	78,725	Trident Microsystems, Inc.*	611,330		833,273		1,444,603

			Computer Services & Software	4.7%		4.7%		4.7%
63,415	77,666	141,081	Ansys, Inc.*	1,680,498	(a)	2,058,149	(b)	3,738,647
33,065	37,120	70,185	Avid Technology, Inc.*	1,168,848	(a)	1,312,192	(b)	2,481,040
29,400	27,400	56,800	Computer Programs and Systems, Inc.	910,812		848,852		1,759,664
16,698	22,762	39,460	Factset Research Systems, Inc.	1,141,308	(a)	1,555,783	(b)	2,697,091
32,600	38,400	71,000	LoJack Corp.*	726,654		855,936		1,582,590
11,900	15,869	27,769	MTS Systems Corp.	531,573		708,868	(b)	1,240,441
31,200	40,694	71,894	ScanSource, Inc.*	998,088	(a)	1,301,801	(b)	2,299,889
				7,157,781		8,641,581		15,799,362

			Computer Networking	0.5%		0.4%		0.5%
90,317	81,015	171,332	Ixia*	836,336		750,199	(b)	1,586,535

			Consumer Products & Services	1.6%		1.4%		1.5%
15,500	18,200	33,700	Central Garden & Pet Co.*	190,030	(a)	223,132	(b)	413,162
31,000	36,500	67,500	Central Garden & Pet Co. (Class A Stock)*	363,630		428,145	(b)	791,775
11,300	12,800	24,100	Chattem, Inc.*	716,194	(a)	811,264	(b)	1,527,458
27,510	25,270	52,780	Geo Group, Inc. (The)*	800,541		735,357		1,535,898
13,100	15,400	28,500	Spartech Corp.	347,805		408,870		756,675
				2,418,200		2,606,768		5,024,968

			Distribution/Wholesale	0.4%		0.4%		0.4%
14,399	18,695	33,094	Pool Corp.	561,993	(a)	729,666	(b)	1,291,659

			Diversified Operations	3.0%		3.1%		3.0%
48,573	51,645	100,218	Actuant Corp. (Class A Stock)	3,063,013	(a)	3,256,734	(b)	6,319,747
23,462	37,777	61,239	Corrections Corp. of America*	1,480,687		2,384,106		3,864,793
				4,543,700		5,640,840		10,184,540

			Education	0.7%		0.7%		0.7%
26,500	31,350	57,850	Courier Corp.	1,060,000		1,254,000		2,314,000

			Electronic Components & Equipment	7.6%		7.7%		7.7%
18,730	25,865	44,595	Advanced Energy Industries, Inc.*	424,422	(a)	586,101	(b)	1,010,523
63,050	78,920	141,970	Coherent, Inc.*	1,923,656	(a)	2,407,849	(b)	4,331,505
51,035	58,730	109,765	Cutera, Inc.*	1,271,792	(a)	1,463,552	(b)	2,735,344
10,860	14,720	25,580	Daktronics, Inc.	233,273	(a)	316,186	(b)	549,459
12,370	16,780	29,150	EnerNOC, Inc.*	471,668	(a)	639,821		1,111,489
21,996	29,854	51,850	General Cable Corp.*	1,666,197		2,261,441		3,927,638
33,193	41,492	74,685	OYO Geospace Corp.*	2,462,589	(a)	3,078,291	(b)	5,540,880
83,299	94,678	177,977	Universal Electronics, Inc.*	3,025,420		3,438,705		6,464,125
				11,479,017		14,191,946		25,670,963

			Electronics	0.7%		0.7%		0.7%
30,230	37,765	67,995	Dolby Laboratories, Inc. (Class A Stock)*	1,070,444		1,337,259		2,407,703

			Entertainment & Leisure	2.8%		2.8%		2.8%
21,500	25,300	46,800	International Speedway Corp. (Class A Stock)	1,133,265		1,333,563		2,466,828
15,700	18,600	34,300	RC2 Corp.*	628,157		744,186		1,372,343
27,985	33,451	61,436	The9 Ltd., ADR (China)*	1,294,586	(a)	1,547,443	(b)	2,842,029
19,165	24,685	43,850	Vail Resorts, Inc.*	1,166,574		1,502,576	(b)	2,669,150
				4,222,582	(a)	5,127,768		9,350,350

			Environmental Services	1.8%		2.0%		1.9%
91,109	120,024	211,133	Waste Connections, Inc.*	2,755,136	(a)	3,629,526		6,384,662

			Financial - Bank & Trust	3.4%		3.4%		3.4%
40,265	45,020	85,285	Boston Private Financial Holdings, Inc.	1,081,921		1,209,687	(b)	2,291,608
48,425	61,355	109,780	Cowen Group, Inc.*	867,292	(a)	1,098,868	(b)	1,966,160
6,900	8,200	15,100	ITLA Capital Corp.	359,628		427,384		787,012
35,700	41,900	77,600	Texas Capital Bancshares, Inc.*	797,895	(a)	936,465	(b)	1,734,360
48,800	59,000	107,800	Wilshire Bancorp, Inc.	594,384		718,620		1,313,004
35,000	41,243	76,243	Wintrust Financial Corp.	1,534,750	(a)	1,808,506	(b)	3,343,256
				5,235,870		6,199,530		11,435,400

			Financial - Consumer	0.9%		0.9%		0.9%
19,125	22,995	42,120	Greenhill & Co., Inc.	1,314,078	(a)	1,579,986	(b)	2,894,064

			Financial Services	2.7%		3.9%		3.3%
—	55,012	55,012	Cash America International, Inc.	—		2,181,226		2,181,226
21,300	28,050	49,350	Financial Federal Corp.	635,166		836,451	(b)	1,471,617
109,025	129,205	238,230	Global Cash Access Holdings, Inc.*	1,746,580	(a)	2,069,864	(b)	3,816,444
23,450	25,860	49,310	Investment Technology Group, Inc.*	1,016,088		1,120,514		2,136,602
55,500	76,300	131,800	Trimas Corp.*	670,440	(a)	921,704	(b)	1,592,144
				4,068,274		7,129,759		11,198,033

			Food	1.1%		1.0%		1.1%
27,100	32,000	59,100	Middleby Corp.*	1,621,122	(a)	1,914,240		3,535,362

			Healthcare Services	5.6%		5.8%		5.7%
29,770	41,445	71,215	Animal Health International, Inc.*	431,367	(a)	600,538	(b)	1,031,905
58,105	60,130	118,235	Centene Corp.*	1,244,609	(a)	1,287,984	(b)	2,532,593
91,005	111,860	202,865	Eclipsys Corp.*	1,801,899	(a)	2,214,828	(b)	4,016,727
22,400	30,000	52,400	Healthcare Services Group, Inc.	660,800	(a)	885,000	(b)	1,545,800
12,800	18,800	31,600	Landauer, Inc.	630,400		925,900		1,556,300
37,350	43,375	80,725	Matria Healthcare, Inc.*	1,130,958	(a)	1,313,395	(b)	2,444,353
31,685	43,135	74,820	MWI Veterinary Supply, Inc.*	1,263,915	(a)	1,720,655	(b)	2,984,570
43,360	58,852	102,212	Physicians Formula Holdings, Inc.*	681,836	(a)	925,448		1,607,284
11,200	13,200	24,400	Techne Corp.*	640,752		755,172		1,395,924
				8,486,536		10,628,920		19,115,456

			Industrial Products	2.7%		2.7%		2.7%
29,100	34,400	63,500	AMCOL International Corp.	794,721	(a)	939,464	(b)	1,734,185
28,575	41,115	69,690	Claymont Steel, Inc.*	611,219	(a)	879,450	(b)	1,490,669
53,500	60,600	114,100	Interline Brands, Inc.*	1,395,280		1,580,448		2,975,728
21,600	26,600	48,200	Ritchie Bros Auctioneers, Inc.	1,352,592		1,665,692		3,018,284
				4,153,812		5,065,054		9,218,866

			Insurance	2.2%		2.2%		2.2%
47,300	42,700	90,000	American Equity Investment Life Holding Co.	571,384	(a)	515,816	(b)	1,087,200
17,860	27,510	45,370	American Safety Insurance Holding Ltd.*	425,604		655,563		1,081,167
48,400	57,000	105,400	Amerisafe, Inc.*	950,092		1,118,910		2,069,002
32,230	34,390	66,620	First Mercury Financial Corp.*	675,863		721,159		1,397,022
10,800	13,300	24,100	Hilb Rogal & Hobbs Co.	462,888		570,038		1,032,926
10,000	12,300	22,300	Tower Group, Inc.	319,000		392,370		711,370
				3,404,831		3,973,856		7,378,687

			Internet Services	2.7%		2.8%		2.7%
151,265	177,780	329,045	CNET Networks, Inc.*	1,238,860	(a)	1,456,018	(b)	2,694,878
50,100	64,800	114,900	j2 Global Communication, Inc.*	1,748,490	(a)	2,261,520	(b)	4,010,010
49,900	58,800	108,700	Online Resources Corp.*	547,902		645,624	(b)	1,193,526
28,115	38,160	66,275	Switch & Data Facilities Co., Inc.*	539,527	(a)	732,291	(b)	1,271,818
				4,074,779		5,095,453		9,170,232

			Machinery & Equipment	6.7%		7.1%		6.9%
58,442	77,837	136,279	Bucyrus International Inc. (Class A Stock)	4,136,525		5,509,303	(b)	9,645,828
50,100	61,500	111,600	IDEX Corp.	1,930,854		2,370,210		4,301,064
25,920	30,125	56,045	Kaydon Corp.	1,350,950	(a)	1,570,115	(b)	2,921,065
62,335	78,875	141,210	Titan International, Inc.	1,970,409		2,493,239		4,463,648
25,900	39,681	65,581	Young Innovations, Inc.	755,762		1,157,891		1,913,653
				10,144,500		13,100,758		23,245,258

			Medical Supplies & Equipment	5.9%		6.0%		5.9%
77,701	93,082	170,783	American Medical Systems Holdings, Inc.*	1,401,726	(a)	1,679,199	(b)	3,080,925
46,330	55,005	101,335	Arrow International, Inc.	1,773,512		2,105,591	(b)	3,879,103
18,357	21,360	39,717	DJO, Inc.*	757,593	(a)	881,527		1,639,120
10,700	12,600	23,300	Haemonetics Corp.*	562,927		662,886		1,225,813
7,300	10,400	17,700	ICU Medical, Inc.*	313,462	(a)	446,576	(b)	760,038
14,100	16,700	30,800	LCA - Vision, Inc.	666,366		789,242	(b)	1,455,608
13,005	17,745	30,750	Myriad Genetics, Inc.*	483,656	(a)	659,937	(b)	1,143,593
11,400	13,400	24,800	Owens & Minor, Inc.	398,316		468,196		866,512
27,899	35,225	63,124	Respironics, Inc.*	1,188,219	(a)	1,500,233	(b)	2,688,452
43,254	55,415	98,669	Thoratec Corp.*	795,441	(a)	1,019,082	(b)	1,814,523
21,455	27,265	48,720	Vital Images, Inc.*	582,718		740,517	(b)	1,323,235
				8,923,936		10,952,986		19,876,922

			Metals & Mining	1.1%		1.1%		1.1%
7,795	10,700	18,495	Northwest Pipe Co.*	277,268		380,599		657,867
33,200	39,200	72,400	RBC Bearing, Inc.*	1,369,500		1,617,000		2,986,500
				1,646,768		1,997,599		3,644,367

			Office Equipment	0.5%		0.5%		0.5%
34,400	40,400	74,800	ACCO Brands Corp.*	792,920	(a)	931,220	(b)	1,724,140

			Oil & Gas	7.0%		7.3%		7.2%
34,400	40,300	74,700	Berry Petroleum Co. (Class A Stock)	1,296,192	(a)	1,518,504	(b)	2,814,696
41,800	49,200	91,000	Cal Dive International, Inc.*	695,134	(a)	818,196	(b)	1,513,330
16,000	25,750	41,750	Carbo Ceramics, Inc.	700,960	(a)	1,128,108	(b)	1,829,068
16,000	18,800	34,800	Comstock Resources, Inc.*	479,520	(a)	563,436	(b)	1,042,956
9,462	13,360	22,822	Core Laboratories NV (Netherlands)*	962,191		1,358,578		2,320,769
13,760	19,316	33,076	Edge Petroleum Corp.*	192,778	(a)	270,617	(b)	463,395
34,275	46,380	80,655	Goodrich Petroleum Corp.*	1,186,943	(a)	1,606,140	(b)	2,793,083
10,500	11,220	21,720	Lufkin Industries, Inc.	677,775		724,251		1,402,026
127,813	153,456	281,269	Tetra Technologies, Inc.*	3,604,327	(a)	4,327,459	(b)	7,931,786
13,913	18,874	32,787	Unit Corp.*	875,267		1,187,363		2,062,630
				10,671,087		13,502,652		24,173,739

			Pharmaceuticals	2.1%		2.1%		2.1%
26,430	29,825	56,255	Cubist Pharmaceuticals, Inc.*	520,935	(a)	587,851	(b)	1,108,786
49,255	61,500	110,755	K-V Pharmaceutical Co. (Class A Stock)*	1,341,706	(a)	1,675,260	(b)	3,016,966
42,300	50,000	92,300	STERIS Corp.	1,294,380	(a)	1,530,000	(b)	2,824,380
				3,157,021		3,793,111		6,950,132

			Printing & Publishing	1.1%		1.0%		1.0%
26,000	30,500	56,500	Meredith Corp.	1,601,600		1,878,800		3,480,400

			Restaurants	1.3%	1.3%			1.3%
26,190	32,540	58,730	Bj’s Restaurants, Inc.*	516,991	642,339			1,159,330
20,710	22,410	43,120	Red Robin Gourmet Burgers, Inc.*	836,063 (a)	904,692			1,740,755
21,500	29,100	50,600	Ruby Tuesday, Inc.	566,095	766,203			1,332,298
				1,919,149	2,313,234			4,232,383

			Retail & Merchandising	4.6%	3.9%			4.2%
57,211	67,949	125,160	Build-A-Bear Workshop, Inc.*	1,495,495 (a)	1,776,187 (b)			3,271,682
43,127	—	43,127	Cash America International, Inc.	1,709,986	—			1,709,986
36,388	57,379	93,767	Genesco, Inc.*	1,903,456	3,001,495			4,904,951
22,100	26,700	48,800	Hibbett Sports, Inc.*	605,098 (a)	731,046 (b)			1,336,144
45,900	56,900	102,800	Houston Wire & Cable Co.*	1,304,019 (a)	1,616,529 (b)			2,920,548
				7,018,054	7,125,257			14,143,311

			Semiconductors	0.3%	0.3%			0.3%
28,910	40,346	69,256	Eagle Test Systems, Inc.*	464,294	647,957			1,112,251

			Services - Industrial Services	1.7%	1.6%			1.7%
40,505	46,835	87,340	Infrasource Services, Inc.*	1,502,735	1,737,578			3,240,313
30,765	36,340	67,105	School Specialty, Inc.*	1,090,312 (a)	1,287,890			2,378,202
				2,593,047	3,025,468			5,618,515

			Telecommunications	0.6%	0.7%			0.7%
35,439	48,478	83,917	EMS Technologies, Inc.*	781,784	1,069,425			1,851,209
16,870	22,860	39,730	Sirenza Microdevices, Inc.*	200,247 (a)	271,348 (b)			471,595
				982,031	1,340,773			2,322,804

			Transportation	1.5%	1.5%			1.5%
32,266	38,433	70,699	Heartland Express, Inc.	525,936 (a)	626,458 (b)			1,152,394
21,800	27,100	48,900	HUB Group, Inc. (Class A Stock)*	766,488 (a)	952,836 (b)			1,719,324
21,300	25,100	46,400	Landstar System, Inc.	1,027,725	1,211,075			2,238,800
				2,320,149	2,790,369			5,110,518

			Waste Disposable	0.3%	0.3%			0.3%
9,980	12,645	22,625	Zoltek Cos., Inc.*	414,470	525,147			939,617

			TOTAL LONG-TERM INVESTMENTS	146,350,474	181,043,480			327,393,954
				—
			SHORT-TERM INVESTMENTS
			Affiliated Money Market Mutual Fund	52.4%	46.1%			48.9%
79,403,818	84,683,608	164,087,426	Dryden Core Investment Fund - Taxable Money Market Series	79,403,818	84,683,608			164,087,426

			(cost $79,403,818; includes $63,897,168 of cash collatera lfor securities on loan) (c)(d)
			(cost $84,683,608; includes $81,690,249 of cash collateral for securities on loan) (c)(d)
			(cost $164,087,426; includes $145,587,417 of cash collateral for securities on loan) (c)(d)

			TOTAL INVESTMENTS	148.8%	144.5%			146.5%
			(cost $193,604,800, $224,506,919, $418,111,719)	225,754,292	265,727,088			491,481,380

				—	—			—

				-48.8%	-44.5%			-46.5%
			Liabilities in excess of other assets	(74,096,108)	(81,779,592)	(72,395)	(e)	(155,948,095)

			NET ASSETS - 100.0%	$151,658,184	$183,947,496			$335,533,285

The following abbreviation is used in the portfolio descriptions:

ADR - American Depositary Receipt

*      Non-income producing security.

(a)   All or a portion of security us on loan.  The aggregate market value of such securities is $61,315,555; cash collateral of $63,897,168 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)   All or a portion of security us on loan.  The aggregate market value of such securities is $78,358,665; cash collateral of $81,690,249 (included in liabilities) was received with wich the portfolio purchased highly liquid short-term investments.

(c)   Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)   Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

(e)   Reflects the estimated aggregate Reorganization expenses of $72,395.

Prudential Series Fund – SP Small Cap Growth Portfolio merger with

Advanced Series Trust – AST Small Cap Growth Portfolio

Notes to Pro-Forma Financial Statements

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at June 30, 2007 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the 12 month period ended June 30, 2007, reflect the accounts of Advanced Series Trust – AST Small Cap Growth Portfolio (AST Small Cap Growth) and Prudential Series Fund - SP Small Cap Growth Portfolio (SP Small Cap Growth), each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of SP Small Cap Growth in exchange for shares in the AST Small Cap Growth. The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of shares by AST Small Cap Growth, pursuant to the reorganization, on June 30, 2007.  Shareholders of the SP Small Cap Growth would become shareholders of AST Small Cap Growth, receiving shares of AST Small Cap Growth equal to the value of their holdings in SP Small Cap Growth. The amount of additional shares to be issued by AST Small Cap Growth are assumed to be based on the June 30, 2007 net assets value, as follows:

AST Small Cap Growth	Net Assets of SP Small Cap Growth	Per Share
Additional Shares Issued	6/30/07	6/30/07
8,285,269	$151,658,184	$18.30

3.              Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and Shareholder Servicing fees of the combined Fund are based on the fee schedule in effect of AST Small Cap Growth at the combined level of average net assets for the twelve months ended June 30, 2007. The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the Manager, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds valuation policies are substantially identical and there are no differences in terms of how each Fund values its portfolio securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes - For Federal income tax purposes, the AST Small Cap Growth and the SP Small Cap Growth are registered as Investment Partnerships and will continue to be so subsequent to the merger.

PART C

PART C.        OTHER INFORMATION

ITEM 15.                Indemnification

Section 5.2 of the Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustees Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty.  The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.  The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgement of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees , or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each subadviser and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, trustees emeritus, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, trustee emeritus, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, trustee emeritus, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.                Exhibits

(1).          Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(2).          By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3).          None.

(4).          Form of Agreement and Plan of Reorganization by and between Advanced Series Trust and The Prudential Series Fund.  Filed herewith as Exhibit A to the Proxy Statement/Prospectus contained within this Registration Statement.

(5).          None.

(6).          (a) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(b) Amended Fee Schedule to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(c) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(e) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(f) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(g) Voluntary subadvisory fee waiver arrangement applicable to Portfolios subadvised by Newberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No.62 to the Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(h) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(i) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(7).       (a)              Sales Agreement between Registrant and American Skandia Life Assurance Corporation.  Filed as an exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b)           Sales Agreement between Registrant and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(8).                          None.

(9).       (a)              Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company.  Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(b)           Foreign Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank.  Filed as an Exhibit to Post-Effective Amendment No. 40 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on July 16, 2001, and is incorporated herein by reference.

(c)           Amended Custodian Agreement between Registrant and Provident National Bank.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(d)           Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A.  Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(e)           Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(f)            Transfer Agency Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(10).      Not applicable.

(11).      Form of Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.  Filed herewith.

(12).      Form of Opinion and Consent of Shearman & Sterling LLP, special tax counsel to Registrant, supporting tax matters and consequences to shareholders. To be filed by Amendment.

(13).       (a)            Amended Administration Agreement between Registrant and Provident Financial Processing Corporation.  Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(b)           Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company.  Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(c)           Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, American Skandia Life Assurance Corporation, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(d)           Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(e)           Amended and Restated Participation Agreement dated June 8, 2005 by and among Registrant, Pruco Life Insurance Company of New Jersey, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC: Filed herewith.

(14).       Consent of Independent Registered Public Accounting Firm, KPMG LLP. Filed herewith.

(15).       None.

(16).       Power of Attorney. Filed herewith.

(17).       Form of voting instruction cards: SP Small Cap Growth Portfolio; SP T. Rowe Price Large Cap Growth Portfolio; SP Large Cap Value; SP AIM Core Equity Portfolio. Filed herewith.

ITEM 17.                      Undertakings

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 26th day of December 2007.

By:	/s/ David R. Odenath

David R. Odenath
President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of December 2007.

Signature	Title

/s/ David R. Odenath*	Trustee and President (Principal

David R. Odenath	Executive Officer)

/s/ Grace Torres*	Treasurer (Principal

Grace Torres	Financial and Accounting

Officer)

/s/ Delayne Dedrick Gold*	Trustee

Delayne Dedrick Gold

Trustee

Sauk K. Fenster, Ph.D.

/s/ Robert F. Gunia*	Trustee

Robert F. Gunia

/s/ W. Scott McDonald, Jr.*	Trustee and Vice-Chairman

W. Scott McDonald, Jr.

/s/ Thomas T. Mooney*	Trustee and Chairman

Thomas T. Mooney

/s/ Thomas M. O’Brien*	Trustee

Thomas M. O’Brien

Trustee
John A. Pileski

/s/ F. Don Schwartz*	Trustee

F. Don Schwartz

*By:	/s/ Jelani Roper
Jelani Roper

*                      Pursuant to Powers of Attorney filed herein as Exhibit 16

Exhibits

Table of Contents

Exhibit Number	Description

(4)	Form of Agreement and Plan of Reorganization by and between Advanced Series Trust and The Prudential Series Fund. Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(11)	Form of Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant

(14)	Consent of Independent Registered Public Accounting Firm, KPMG LLP.

(16)	Power of Attorney

(17)	Form of voting instruction cards